          As filed with the Securities and Exchange Commission on June 28, 2007
                                              File Nos. 333-92935 and 811-09729
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                    Post-Effective Amendment No. 83                        [X]

                                and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                           Amendment No. 83                                [X]

                       (Check appropriate box or boxes)

                               -----------------

                               iShares(R) Trust
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                      c/o Investors Bank & Trust Company
                             200 Clarendon Street
                               Boston, MA 02116
               (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, including Area Code: (415) 597-2000

                         The Corporation Trust Company
                              1209 Orange Street
                             Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                               -----------------

                                With Copies to:

  MARGERY K. NEALE, ESQ.        BENJAMIN J. HASKIN, ESQ.            DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP  WILLKIE FARR & GALLAGHER LLP    BARCLAYS GLOBAL INVESTORS, N.A.
    787 SEVENTH AVENUE              1875 K STREET, NW               45 FREMONT STREET
 NEW YORK, N.Y. 10019-6099     WASHINGTON, D.C. 20006-1238       SAN FRANCISCO, CA 94105

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)

    [ ]  60 days after filing pursuant to paragraph (a)(1)

    [ ]  75 days after filing pursuant to paragraph (a)(2)

    [X]  On July 1, 2007 pursuant to paragraph (b)

    [ ]  On (date) pursuant to paragraph (a)(1)

    [ ]  On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

    [ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

[GRAPHIC APPEARS HERE]



                                                     iSHARES(Reg. TM) BOND FUNDS
                                                       Prospectus - July 1, 2007



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



iShares Lehman 1-3 Year Credit Bond Fund iShares Lehman 1-3 Year Treasury Bond Fund iShares Lehman 3-7 Year Treasury Bond Fund iShares Lehman 7-10 Year Treasury Bond Fund iShares Lehman 10-20 Year Treasury Bond Fund iShares Lehman 20+ Year Treasury Bond Fund iShares Lehman Aggregate Bond Fund iShares Lehman Credit Bond Fund iShares Lehman Government/Credit Bond Fund iShares Lehman Intermediate Credit Bond Fund iShares Lehman Intermediate Government/Credit Bond Fund iShares Lehman MBS Fixed-Rate Bond Fund iShares Lehman Short Treasury Bond Fund iShares Lehman TIPS Bond Fund iShares iBoxx $ High Yield Corporate Bond Fund iShares iBoxx $ Investment Grade Corporate Bond Fund


[GRAPHIC APPEARS HERE]
iShares(Reg. TM)
iShares Trust


ISHARES TRUST (the "Trust") is a registered investment company that consists of over 100 separate investment portfolios called "Funds." This Prospectus relates to the following Funds:



     iShares Lehman 1-3 Year Credit Bond Fund iShares Lehman 1-3 Year Treasury Bond Fund iShares Lehman 3-7 Year Treasury Bond Fund iShares Lehman 7-10 Year Treasury Bond Fund iShares Lehman 10-20 Year Treasury Bond Fund iShares Lehman 20+ Year Treasury Bond Fund iShares Lehman Aggregate Bond Fund iShares Lehman Credit Bond Fund iShares Lehman Government/Credit Bond Fund iShares Lehman Intermediate Credit Bond Fund iShares Lehman Intermediate Government/Credit Bond Fund iShares Lehman MBS Fixed-Rate Bond Fund iShares Lehman Short Treasury Bond Fund iShares Lehman TIPS Bond Fund iShares iBoxx $ High Yield Corporate Bond Fund iShares iBoxx $ Investment Grade Corporate Bond Fund



Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 100,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.



iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                         PROSPECTUS DATED JULY 1, 2007

Table of Contents



"Lehman Brothers", "Lehman Brothers 1-3 Year U.S. Credit Index", "Lehman Brothers 1-3 Year U.S. Treasury Index", "Lehman Brothers 3-7 Year U.S. Treasury Index", "Lehman Brothers 7-10 Year U.S. Treasury Index", "Lehman Brothers 10-20 Year U.S. Treasury Index", "Lehman Brothers 20+ Year U.S. Treasury Index", "Lehman Brothers U.S. Aggregate Index", "Lehman Brothers U.S. Credit Index", "Lehman Brothers U.S. Government/Credit Index", "Lehman Brothers Intermediate U.S. Credit Index", "Lehman Brothers Intermediate U.S. Government/Credit Index", "Lehman Brothers U.S. MBS Fixed-Rate Index", "Lehman Brothers Short U.S. Treasury Index" and "Lehman Brothers U.S. Treasury TIPS Index" are trademarks of Lehman Brothers and are marks that have been licensed for use for certain purposes by BGI.



"iBoxx(Reg. TM) $ Liquid High Yield Index" and "iBoxx(Reg. TM) $ Liquid Investment Grade Index" are trademarks of International Index Company Limited ("IIC") and are marks that have been licensed for use for certain purposes by BGI.



Introduction                                    2
Investment Objectives of the                    2
  Funds
Principal Investment                            3
  Strategies of the Funds
Principal Risks of the Funds                    6
Portfolio Holdings Information                 11
Descriptions of the Funds                      12
iShares Lehman 1-3 Year Credit                 12
  Bond Fund
iShares Lehman 1-3 Year                        13
  Treasury Bond Fund
iShares Lehman 3-7 Year                        14
  Treasury Bond Fund
iShares Lehman 7-10 Year                       15
  Treasury Bond Fund
iShares Lehman 10-20 Year                      16
  Treasury Bond Fund
iShares Lehman 20+ Year                        17
  Treasury Bond Fund
iShares Lehman Aggregate Bond                  18
  Fund
iShares Lehman Credit Bond                     19
  Fund
iShares Lehman                                 20
  Government/Credit Bond Fund
iShares Lehman Intermediate                    21
  Credit Bond Fund
iShares Lehman Intermediate                    22
  Government/Credit Bond Fund
iShares Lehman MBS Fixed-Rate                  23
  Bond Fund
iShares Lehman Short Treasury                  24
  Bond Fund
iShares Lehman TIPS Bond Fund                  25
iShares iBoxx $ High Yield                     26
  Corporate Bond Fund
iShares iBoxx $ Investment                     27
  Grade Corporate Bond Fund
Performance Information                        28
Fees and Expenses                              32
Management                                     33
Shareholder Information                        34
Distribution                                   41
Financial Highlights                           42
Index Providers                                56
Disclaimers                                    57
Supplemental Information                       60


--------------------------------------------------------------------------------
                                                                             i

Introduction


This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.



Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") or the NYSE Arca, Inc. The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.



Each Fund is an exchange traded fund (commonly referred to as an "ETF"), which are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also, unlike shares of a mutual fund, the shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.



Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.



An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.



Investment Objectives of the Funds


Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Each Fund's investment objective and its Underlying Index may be changed without shareholder approval.



Each of the Underlying Indexes is sponsored by an organization (an "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is set forth below:



FUND                                INDEX PROVIDER
---------------------------------  ----------------
iShares Lehman 1-3 Year Credit      Lehman Brothers
  Bond Fund
iShares Lehman 1-3 Year Treasury    Lehman Brothers
  Bond Fund
iShares Lehman 3-7 Year Treasury    Lehman Brothers
  Bond Fund
iShares Lehman 7-10 Year            Lehman Brothers
  Treasury Bond Fund
iShares Lehman 10-20 Year           Lehman Brothers
  Treasury Bond Fund
iShares Lehman 20+ Year Treasury    Lehman Brothers
  Bond Fund
iShares Lehman Aggregate Bond       Lehman Brothers
  Fund
iShares Lehman Credit Bond Fund     Lehman Brothers
iShares Lehman Government/Credit    Lehman Brothers
  Bond Fund
iShares Lehman Intermediate         Lehman Brothers
  Credit Bond Fund
iShares Lehman Intermediate         Lehman Brothers
  Government/Credit Bond
 Fund


--------------------------------------------------------------------------------
2
[GRAPHIC APPEARS HERE]

FUND                                          INDEX PROVIDER
---------------------------------  ------------------------------------
iShares Lehman MBS Fixed-Rate                Lehman Brothers
  Bond Fund
iShares Lehman Short Treasury                Lehman Brothers
  Bond Fund
iShares Lehman TIPS Bond Fund                Lehman Brothers
iShares iBoxx $ High Yield         International Index Company Limited
  Corporate Bond Fund
iShares iBoxx $ Investment Grade   International Index Company Limited
  Corporate Bond Fund



Additional information regarding each Index Provider is provided in the INDEX PROVIDERS section of this Prospectus.



Principal Investment Strategies of the Funds


The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.



BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.



Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.



Each of the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund and the iShares Lehman Short Treasury Bond Fund (each, a "Treasury Fund") generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. Each Treasury Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Treasury Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.


The iShares Lehman TIPS Bond Fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.


The iShares Lehman Aggregate Bond Fund will seek to track the performance of its Underlying Index by investing approximately 90% of its assets in the bonds represented in its Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. For example, the Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). As of May 31, 2007,


--------------------------------------------------------------------------------
                                                                               3
approximately 38% of the bonds represented in the Underlying Index were U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association ("GNMA") and the Federal National Mortgage Association ("FNMA") that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. The Fund will assume its PRO RATA share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. Additional information regarding the fees and expenses of the Fund is provided in the FEES AND EXPENSES section of this Prospectus.



Each of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund and iShares Lehman Credit Bond Fund (the "Credit Bond Funds") and iShares Lehman Intermediate Government/Credit Bond Fund and iShares Lehman Government/Credit Bond Fund (the "Government/
Credit Bond Funds") will generally invest at least 90% of its assets in the securities of its Underlying Index. Each Credit Bond Fund and Government/Credit Bond Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA.



The iShares Lehman MBS Fixed-Rate Bond Fund will seek to track the performance of its Underlying Index by investing at least 90% of its assets in the securities of its Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA. As of May 31, 2007, approximately 100% of the bonds represented in the Underlying Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the GNMA and FNMA that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in highly liquid, short-term instruments, including shares of money market funds affiliated with BGFA. The Fund will assume its PRO RATA share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses. Additional information regarding the fees and expenses of the Fund is provided in the FEES AND EXPENSES section of this Prospectus.



The iShares iBoxx $ High Yield Corporate Bond Fund generally will invest at least 90% of its assets in the securities of its Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA, as well as in high yield corporate bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in high yield corporate bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as future corporate actions and index reconstitutions, additions and deletions).



The iShares iBoxx $ Investment Grade Corporate Bond Fund generally will invest at least 90% of its assets in the securities of its Underlying Index and at least 95% of its assets in investment grade corporate bonds. The Fund also may invest in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.


--------------------------------------------------------------------------------
4
[GRAPHIC APPEARS HERE]

BGFA uses a representative sampling indexing strategy to manage the Funds, as described below.



Representative Sampling


"Representative sampling" is an indexing strategy that involves investing in a representative sample of the bonds included in the relevant Underlying Index that collectively has an investment profile similar to the Underlying Index. The bonds selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the bonds that are included in the relevant Underlying Index.


Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, market impact, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.



BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." The Funds' use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.



Industry Concentration Policy


A Fund will only concentrate its investments (I.E., hold 25% or more of its total assets), in a particular industry or group of industries to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.


--------------------------------------------------------------------------------
                                                                               5

Principal Risks of the Funds


Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:



                                                                                                         FOREIGN   INTEREST
                                   ASSET CLASS               CONCENTRATION                 DERIVATIVES    ISSUER     RATE
FUND                                   RISK      CALL RISK        RISK       CREDIT RISK       RISK        RISK      RISK
--------------------------------- ------------- ----------- --------------- ------------- ------------- --------- ----------
iShares Lehman 1-3 Year Credit          .                          .              .                         .         .
  Bond Fund
iShares Lehman 1-3 Year Treasury        .                          .                                                  .
  Bond Fund
iShares Lehman 3-7 Year Treasury        .                          .                                                  .
  Bond Fund
iShares Lehman 7-10 Year                .            .             .                                                  .
  Treasury Bond Fund
iShares Lehman 10-20 Year               .                          .                                                  .
  Treasury Bond Fund
iShares Lehman 20+ Year Treasury        .                          .                                                  .
  Bond Fund
iShares Lehman Aggregate Bond           .            .             .              .             .           .         .
  Fund
iShares Lehman Credit Bond Fund         .            .             .              .                         .         .
iShares Lehman Government/Credit        .            .             .              .                         .         .
  Bond Fund
iShares Lehman Intermediate             .            .             .              .                         .         .
  Credit Bond Fund
iShares Lehman Intermediate
  Government/Credit Bond Fund           .            .             .              .                         .         .
iShares Lehman MBS Fixed-Rate           .            .             .              .             .                     .
  Bond Fund
iShares Lehman Short Treasury           .                          .              .                                   .
  Bond Fund
iShares Lehman TIPS Bond Fund           .                          .                                                  .
iShares iBoxx $ High Yield              .            .             .              .                         .         .
  Corporate Bond Fund
iShares iBoxx $ Investment Grade
Corporate Bond
  Fund                                  .            .             .              .                         .         .


--------------------------------------------------------------------------------
6
[GRAPHIC APPEARS HERE]

                                                            MORTGAGE-
                                                  MARKET     BACKED                             PASSIVE     TRACKING   ADDITIONAL
               LIQUIDITY   MANAGEMENT   MARKET   TRADING   SECURITIES   NON-DIVERSIFICATION   INVESTMENTS     ERROR    PRINCIPAL
 ISSUER RISK      RISK        RISK       RISK     RISKS       RISK              RISK              RISK        RISK       RISKS*
------------- ----------- ----------- --------- --------- ------------ --------------------- ------------- ---------- -----------
      .            .            .          .        .                            .                 .            .
                                .          .        .                                              .            .
                                .          .        .                            .                 .            .
                                .          .        .                                              .            .
                                .          .        .                            .                 .            .
                                .          .        .                                              .            .
      .            .            .          .        .           .                                  .            .
      .            .            .          .        .                            .                 .            .
      .            .            .          .        .                            .                 .            .
      .            .            .          .        .                            .                 .            .

      .            .            .          .        .                            .                 .            .
                   .            .          .        .           .                .                 .            .
      .            .            .          .        .                            .                 .            .
                                .          .        .                                              .            .          .
      .            .            .          .        .                            .                 .            .          .

      .            .            .          .        .                            .                 .            .



* Funds identified in this column are subject to additional principal risks that are described in the DESCRIPTION OF THE FUNDS section applicable to that Fund.



Asset Class Risk


The bonds in an Underlying Index or a Fund's portfolio may underperform the returns of other bonds or indexes that track other industries, group of industries, markets, asset classes or sectors. Different types of bonds or indexes tend to go through cycles of outperformance and underperformance in comparison to the general bonds markets.



Call Risk


During periods of falling interest rates, an issuer of a callable bond may "call" or repay a security before its stated maturity, which may result in a Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in a Fund's income (also known as prepayment risk).



Concentration Risk


If an Underlying Index or a Fund's portfolio is concentrated in the bonds of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in a Fund should not constitute a complete investment program.


--------------------------------------------------------------------------------
                                                                               7

Credit Risk


Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations.



There is the chance that any of a Fund's holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing a Fund's income level and share price. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by U.S. government agencies (such as U.S. agency mortgage pass-through securities) are not necessarily backed by the full faith and credit of the U.S. government.



Derivatives Risk


A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in certain types of derivatives contracts, including futures, options and swaps. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.



Foreign Issuers Risk


A Fund may invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities. Investing in U.S. registered, dollar-denominated, investment grade bonds issued by non-U.S. companies has different risks than investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


Interest Rate Risk

As interest rates rise, the value of fixed-income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.



Issuer Risk


The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, a corporate restructuring or other corporate event and reduced demand for the issuer's goods or services.



Liquidity Risk


Liquidity risk exists when particular investments are difficult to purchase or sell. If a Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.


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8
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Management Risk


Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Each Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.


Market Risk

Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected. Generally, equity securities have greater price volatility than fixed-income securities. Fixed-income securities with short-term maturities are generally less sensitive to such changes than fixed-income securities with longer term maturities.



Market Trading Risks


ABSENCE OF ACTIVE MARKET



      Although shares of each of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.


LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.


SHARES OF EACH FUND WILL TRADE AT PRICES OTHER THAN NAV



      Shares of each Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent prior calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.


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                                                                               9

COSTS OF BUYING OR SELLING FUND SHARES



      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.



Mortgage-Backed Securities Risk


Certain of the Funds may invest in mortgage-backed securities issued by FNMA, GNMA or the Federal Home Loan Mortgage Corporation ("FHLMC") . While securities issued by GNMA are backed by the full faith and credit of the U.S. government, securities issued by FNMA and FHLMC are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obliged to do so.



Mortgage-backed securities are subject to prepayment risk, which is the risk that during periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security's maturity causing the Fund to have to reinvest in securities with a lower yield, resulting in a decline to the Fund's income.



Mortgage-backed securities are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to the Fund's income.



Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.



Non-Diversification Risk


Certain of the Funds are classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.



Passive Investments Risk


The Funds are not actively managed. Each Fund may be affected by a general decline in the bond market segments relating to its Underlying Index. Each Fund invests in the bonds included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.


Tracking Error Risk

Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.


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Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

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                                                                              11

Descriptions of the Funds



iShares Lehman 1-3 Year Credit Bond Fund


CUSIP: 464288646


TRADING SYMBOL: CSJ


UNDERLYING INDEX: Lehman Brothers 1-3 Year U.S. Credit Index
------------------------------------------------------------



Investment Objective


The iShares Lehman 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers 1-3 Year U.S. Credit Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2007, there were 532 issues included in the Underlying Index.



The Underlying Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and bonds that have been issued in one country's currency but are traded outside of that country in a different monetary and regulatory system ("Eurobonds"). The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares Lehman 1-3 Year Treasury Bond Fund

CUSIP: 464287457

TRADING SYMBOL: SHY
UNDERLYING INDEX: Lehman Brothers 1-3 Year U.S. Treasury Index
--------------------------------------------------------------

Investment Objective

The iShares Lehman 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the U.S. Treasury market as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2007, there were 47 issues included in the Underlying Index.



The Underlying Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are state and local government series bonds ("SLGs") and coupon issues that have been stripped from bonds ("STRIPS"). The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                              13
iShares Lehman 3-7 Year Treasury Bond Fund


CUSIP: 464288661


TRADING SYMBOL: IEI


UNDERLYING INDEX: Lehman Brothers 3-7 Year U.S. Treasury Index
--------------------------------------------------------------



Investment Objective


The iShares Lehman 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the U.S. Treasury market as defined by the Lehman Brothers 3-7 Year U.S. Treasury Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of May 31, 2007, there were 37 issues included in the Underlying Index.



The Underlying Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, targeted investor notes ("TINs"), SLGs, and STRIPS. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares Lehman 7-10 Year Treasury Bond Fund

CUSIP: 464287440

TRADING SYMBOL: IEF
UNDERLYING INDEX: Lehman Brothers 7-10 Year U.S. Treasury Index
---------------------------------------------------------------

Investment Objective

The iShares Lehman 7-10 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the U.S. Treasury market as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of May 31, 2007, there were 21 issues included in the Underlying Index.



The Underlying Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are SLGs and STRIPS. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks



The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                              15
iShares Lehman 10-20 Year Treasury Bond Fund


CUSIP: 464288653


TRADING SYMBOL: TLH


UNDERLYING INDEX: Lehman Brothers 10-20 Year U.S. Treasury Index
----------------------------------------------------------------



Investment Objective


The iShares Lehman 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the U.S. Treasury market as defined by the Lehman Brothers 10-20 Year U.S. Treasury Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. As of May 31, 2007, there were 24 issues included in the Underlying Index.



The Underlying Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to ten years and less than 20 years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and STRIPS. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares Lehman 20+ Year Treasury Bond Fund


CUSIP: 464287432

TRADING SYMBOL: TLT
UNDERLYING INDEX: Lehman Brothers 20+ Year U.S. Treasury Index
--------------------------------------------------------------

Investment Objective

The iShares Lehman 20+ Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the U.S. Treasury market as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2007, there were 10 issues included in the Underlying Index.



The Underlying Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment grade and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are SLGs and STRIPS. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                              17
iShares Lehman Aggregate Bond Fund


CUSIP: 464287226


TRADING SYMBOL: AGG


UNDERLYING INDEX: Lehman Brothers U.S. Aggregate Index
------------------------------------------------------



Investment Objective


The iShares Lehman Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of the total United States investment grade bond market. As of May 31, 2007, there were 8,699 issues included in the Underlying Index.



The Underlying Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Underlying Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as SLGs, structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds are excluded from the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares Lehman Credit Bond Fund


CUSIP: 464288620


TRADING SYMBOL: CFT


UNDERLYING INDEX: Lehman Brothers U.S. Credit Index
---------------------------------------------------



Investment Objective


The iShares Lehman Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers U.S. Credit Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar-denominated and have a remaining maturity of greater than or equal to one year. As of May 31, 2007, there were 3,099 issues included in the Underlying Index.



The Underlying Index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                              19
iShares Lehman Government/Credit Bond Fund


CUSIP: 464288596


TRADING SYMBOL: GBF


UNDERLYING INDEX: Lehman Brothers U.S. Government/Credit Index
--------------------------------------------------------------



Investment Objective


The iShares Lehman Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate sectors of the bond market as defined by the Lehman Brothers U.S. Government/Credit Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of dollar denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade credit securities that have a remaining maturity of greater than or equal to one year. As of May 31, 2007 there were 4,174 issues included in the Underlying Index.



The Underlying Index includes U.S. government and investment grade credit securities that have greater than or equal to one year remaining to maturity and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and STRIPS. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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



iShares Lehman Intermediate Credit Bond Fund


CUSIP: 464288638


TRADING SYMBOL: CIU


UNDERLYING INDEX: Lehman Brothers Intermediate U.S. Credit Index
----------------------------------------------------------------



Investment Objective


The iShares Lehman Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers Intermediate U.S. Credit Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2007, there were 2,232 issues included in the Underlying Index.



The Underlying Index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                              21
iShares Lehman Intermediate Government/ Credit Bond Fund


CUSIP: 464288612


TRADING SYMBOL: GVI


UNDERLYING INDEX: Lehman Brothers Intermediate U.S. Government/Credit Index
---------------------------------------------------------------------------



Investment Objective



The iShares Lehman Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate securities sectors of the bond market as defined by the Lehman Brothers Intermediate U.S. Government/Credit Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of dollar denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2007 there were 3,161 issues included in the Underlying Index.



The Underlying Index includes U.S. government and investment grade credit securities that have greater than or equal to one year and less than ten years remaining to maturity and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and STRIPS. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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



iShares Lehman MBS Fixed-Rate Bond Fund


CUSIP: 464288588


TRADING SYMBOL: MBB


UNDERLYING INDEX: Lehman Brothers U.S. MBS Fixed-Rate Index
-----------------------------------------------------------



Investment Objective


The iShares Lehman MBS Fixed-Rate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the U.S. as defined by the Lehman Brothers U.S. MBS Fixed-Rate Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of GNMA, FNMA and FHLMC. As of May 31, 2007, there were 409 issues included in the Underlying Index.



The Underlying Index includes securities issued by GNMA, FHLMC, and FNMA that have 30-, 20-, 15-year and balloon securities that have a remaining maturity of at least one year, are investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization weighted, and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                              23
iShares Lehman Short Treasury Bond Fund


CUSIP: 464288679


TRADING SYMBOL: SHV


UNDERLYING INDEX: Lehman Brothers Short U.S. Treasury Index
-----------------------------------------------------------



Investment Objective


The iShares Lehman Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the U.S. Treasury market as defined by the Lehman Brothers Short U.S. Treasury Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of May 31, 2007, there were 39 issues included in the Underlying Index.



The Underlying Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of between one and 12 months and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and STRIPS. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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


iShares Lehman TIPS Bond Fund

CUSIP: 464287176

TRADING SYMBOL: TIP

UNDERLYING INDEX: Lehman Brothers U.S. Treasury TIPS Index
----------------------------------------------------------


Investment Objective

The iShares Lehman TIPS Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation-a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. As of May 31, 2007, there were 22 issues included in the Underlying Index.



The Underlying Index includes all publicly issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below.


[ ] Prices of bonds, even inflation-protected bonds, may fall because of a rise in interest rates. However, because most of the bonds in the Fund's portfolio are inflation-protected obligations of the U.S. Treasury that are adjusted for inflation, the Fund should be less susceptible to increases in interest rates and interest rate risk than conventional government bond funds with a similar average maturity.


[ ] It is possible that prices throughout the economy may decline over time, resulting in "deflation". If this occurs, the principal and income of inflation-protected bonds held by the Fund would likely decline in price, which could result in losses for the Fund.


--------------------------------------------------------------------------------
                                                                              25
iShares iBoxx $ High Yield Corporate Bond Fund


CUSIP: 464288513


TRADING SYMBOL: HYG


UNDERLYING INDEX: iBoxx(Reg. TM) $ Liquid High Yield Index
----------------------------------------------------------



Investment Objective


The iShares iBoxx $ High Yield Corporate Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx(Reg. TM) $ Liquid High Yield Index (the "Underlying Index").



Principal Investment Strategy


The Underlying Index is a rules-based index consisting of the most liquid and tradable U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the Index Provider. The Underlying Index is designed to provide a balanced representation of the U.S. dollar-denominated high yield corporate bond market through some of the most liquid high yield corporate bonds available. The number of issues in the Underlying Index is typically 50, although this may change from time to time.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below.



[ ] HIGH YIELD SECURITIES RISK: High yield securities risk is the risk that securities that are rated below investment grade (commonly referred to as "junk bonds," include those bonds rated lower than "BBB-" by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P(Reg. TM)") and Fitch or "Baa3" by Moody's Investors Services, Inc. ("Moody's")), or are unrated but judged by the Fund to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.



  High yield securities may also be subject to greater levels of credit or default risk and its portfolios may have greater exposure to market risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.



  In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.


--------------------------------------------------------------------------------
26
[GRAPHIC APPEARS HERE]
iShares iBoxx $ Investment Grade Corporate Bond Fund

CUSIP: 464287242
TRADING SYMBOL: LQD

UNDERLYING INDEX: iBoxx(Reg. TM) $ Liquid Investment Grade Index
----------------------------------------------------------------



Investment Objective


The iShares iBoxx $ Investment Grade Corporate Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the iBoxx(Reg. TM) $ Liquid Investment Grade Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of a fixed number of highly liquid, investment grade corporate bonds. As of May 31, 2007, there were 100 bonds included in the Underlying Index.



The Underlying Index is a rules-based index consisting of up to 100 highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market.



The Underlying Index is a subset of the iBoxx $ Corporates Index, an index of over 1,000 investment grade bonds. Bonds in the Underlying Index are selected from the universe of eligible bonds in the iBoxx $ Corporates Index. Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated, SEC-registered corporate bonds that: (i) are issued by companies domiciled in the U.S., Canada, Western Europe or Japan; (ii) are rated investment grade by Fitch Ratings Ltd., Moody's or S&P(Reg. TM); (iii) have at least $500 million of outstanding face value; and (iv) are less than five years since issue date and have at least three years to maturity.



Principal Risks


The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


--------------------------------------------------------------------------------
                                                                              27

Performance Information


The bar charts and table that follow show how the Funds have performed in the past on a calendar year basis and provide an indication of the risks of investing in the Funds. Both assume that all dividends and distributions have been reinvested in the Funds. How the Funds have performed in the past (before and after taxes) does not necessarily indicate how they will perform in the future. Supplemental information about each Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus. Performance information for the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman MBS Fixed-Rate Bond Fund and iShares iBoxx $ High Yield Corporate Bond Fund is not presented because as of the date of this Prospectus, these Funds have been in operation for less than one full calendar year.



                  ISHARES LEHMAN 1-3 YEAR TREASURY BOND FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]



2003   1.79%
2004   0.81%
2005   1.48%
2006   3.84%


--------

/1/ The Fund's total return for the three months ended March 31, 2007 was 1.40%.



The best calendar quarter return during the periods shown above was 1.96% in the 3rd quarter of 2006; the worst was -1.16% in the 2nd quarter of 2004.



                  ISHARES LEHMAN 7-10 YEAR TREASURY BOND FUND
                YEAR BY YEAR RETURNS1 (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]



2003    2.05%
2004    4.45%
2005    2.25%
2006    2.65%


--------

/1/ The Fund's total return for the three months ended March 31, 2007 was 1.60%.



The best calendar quarter return during the periods shown above was 4.77% in the 2nd quarter of 2005; the worst was -4.39% in the 2nd quarter of 2004.


--------------------------------------------------------------------------------
28
[GRAPHIC APPEARS HERE]

                  ISHARES LEHMAN 20+ YEAR TREASURY BOND FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]



2003    1.76%
2004    8.87%
2005    8.46%
2006    0.85%


--------

/1/ The Fund's total return for the three months ended March 31, 2007 was 0.64%.



The best calendar quarter return during the periods shown above was 9.21% in the 2nd quarter of 2005; the worst was -5.74% in the 2nd quarter of 2004.



                      ISHARES LEHMAN AGGREGATE BOND FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]



2004   4.01%
2005   2.17%
2006   4.14%


--------

/1/ The Fund's total return for the three months ended March 31, 2007 was 1.38%.



The best calendar quarter return during the periods shown above was 3.73% in the 3rd quarter of 2006; the worst was -2.66% in the 2nd quarter of 2004.



                         ISHARES LEHMAN TIPS BOND FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]



2004    8.20%
2005    2.64%
2006    0.31%


--------

/1/ The Fund's total return for the three months ended March 31, 2007 was 2.39%.



The best calendar quarter return during the periods shown above was 5.07% in the 1st quarter of 2004; the worst was -3.13% in the 2nd quarter of 2004.


--------------------------------------------------------------------------------
                                                                              29

             ISHARES IBOXX $ INVESTMENT GRADE CORPORATE BOND FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]



2003    7.43%
2004    5.93%
2005    1.00%
2006    3.95%


--------

/1/ The Fund's total return for the three months ended March 31, 2007 was 1.47%.



The best calendar quarter return during the periods shown above was 5.26% in the 2nd quarter of 2003; the worst was -4.26% in the 2nd quarter of 2004.


--------------------------------------------------------------------------------
30
[GRAPHIC APPEARS HERE]

                         AVERAGE ANNUAL TOTAL RETURNS

                   (for the periods ended December 31, 2006)



                                                  SINCE FUND
                                      ONE YEAR    INCEPTION
                                     ----------   ----------
ISHARES LEHMAN 1-3 YEAR TREASURY
  BOND FUND:
(INCEPTION DATE: 7/22/2002)
    Return Before Taxes                  3.84%       2.28%
    Return After Taxes on                2.35%       1.36%
  Distributions(1)
    Return After Taxes on                2.48%       1.41%
Distributions and Sale of Fund
  Shares(1)
LEHMAN BROTHERS 1-3 YEAR U.S.
TREASURY INDEX (Index returns do
  not reflect
deductions for fees, expenses,           3.92%       2.42%
  or taxes)

ISHARES LEHMAN 7-10 YEAR
  TREASURY BOND FUND:
(INCEPTION DATE: 7/22/2002)
    Return Before Taxes                  2.65%       4.12%
    Return After Taxes on                1.14%       2.66%
  Distributions(1)
    Return After Taxes on                1.70%       2.66%
Distributions and Sale of Fund
  Shares(1)
LEHMAN BROTHERS 7-10 YEAR U.S.
TREASURY INDEX (Index returns do
  not reflect
deductions for fees, expenses,           2.68%       4.09%
  or taxes)

ISHARES LEHMAN 20+ YEAR TREASURY
  BOND FUND:
(INCEPTION DATE: 7/22/2002)
    Return Before Taxes                  0.85%       6.51%
    Return After Taxes on               -0.76%       4.71%
  Distributions(1)
    Return After Taxes on                0.51%       4.51%
Distributions and Sale of Fund
  Shares(1)
LEHMAN BROTHERS 20+ YEAR U.S.
TREASURY INDEX (Index returns do
  not reflect
deductions for fees, expenses,           0.93%       6.61%
  or taxes)

ISHARES LEHMAN AGGREGATE BOND
  FUND:
(INCEPTION DATE: 9/22/2003)
    Return Before Taxes                  4.14%       3.63%
    Return After Taxes on                2.40%       2.20%
  Distributions(1)
    Return After Taxes on                2.64%       2.27%
Distributions and Sale of Fund
  Shares(1)
LEHMAN BROTHERS U.S. AGGREGATE
INDEX (Index returns do not
  reflect
deductions for fees, expenses,           4.33%       3.90%
  or taxes)

ISHARES LEHMAN TIPS BOND FUND:
(INCEPTION DATE: 12/04/2003)
    Return Before Taxes                  0.31%       3.84%
    Return After Taxes on               -1.17%       2.26%
  Distributions(1)
    Return After Taxes on                0.19%       2.36%
Distributions and Sale of Fund
  Shares(1)
LEHMAN BROTHERS U.S. TREASURY
TIPS INDEX (Index returns do not
  reflect
deductions for fees, expenses,           0.41%       4.03%
  or taxes)

ISHARES IBOXX $ INVESTMENT GRADE
  CORPORATE BOND FUND:
(INCEPTION DATE: 7/22/2002)
    Return Before Taxes                  3.95%       5.75%
    Return After Taxes on                2.12%       3.93%
  Distributions(1)
    Return After Taxes on                2.53%       3.85%
Distributions and Sale of Fund
  Shares(1)
IBOXX(Reg. TM) $ LIQUID
INVESTMENT GRADE INDEX (Index
  returns do not reflect
  deductions for fees, expenses,         3.98%       5.74%
  or taxes)


--------

(1) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.


--------------------------------------------------------------------------------
                                                                              31

Fees and Expenses


The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:



                                                         ANNUAL FUND OPERATING EXPENSES/2/
                                  --------------------------------------------------------------------------------
                                                              DISTRIBUTION                   ACQUIRED      TOTAL
                                                                   AND                         FUND       ANNUAL
                                                                 SERVICE                       FEES        FUND
                                   SHAREHOLDER   MANAGEMENT      (12B-1)        OTHER          AND       OPERATING
FUND                                 FEES/1/        FEES          FEES       EXPENSES/3/   EXPENSES/4/   EXPENSES
--------------------------------- ------------- ------------ -------------- ------------- ------------- ----------
iShares Lehman 1-3 Year Credit        None           0.20%       None           None           0.00%        0.20%
  Bond Fund
iShares Lehman 1-3 Year Treasury      None           0.15%       None           None           0.00%        0.15%
  Bond Fund
iShares Lehman 3-7 Year Treasury      None           0.15%       None           None           0.00%        0.15%
  Bond Fund
iShares Lehman 7-10 Year              None           0.15%       None           None           0.00%        0.15%
  Treasury Bond Fund
iShares Lehman 10-20 Year             None           0.15%       None           None           0.00%        0.15%
  Treasury Bond Fund
iShares Lehman 20+ Year Treasury      None           0.15%       None           None           0.00%        0.15%
  Bond Fund
iShares Lehman Aggregate Bond         None           0.20%       None           None           0.04%        0.24%
  Fund
iShares Lehman Credit Bond Fund       None           0.20%       None           None           0.00%        0.20%
iShares Lehman Government/Credit      None           0.20%       None           None           0.00%        0.20%
  Bond Fund
iShares Lehman Intermediate           None           0.20%       None           None           0.00%        0.20%
  Credit Bond Fund
iShares Lehman Intermediate           None           0.20%       None           None           0.00%        0.20%
  Government/Credit
 Bond Fund
iShares Lehman MBS Fixed-Rate         None           0.25%       None           None           0.10%        0.35%
  Bond Fund
iShares Lehman Short Treasury         None           0.15%       None           None           0.00%        0.15%
  Bond Fund
iShares Lehman TIPS Bond Fund         None           0.20%       None           None           0.00%        0.20%
iShares iBoxx $ High Yield            None           0.50%       None           None           0.00%        0.50%
  Corporate Bond Fund
iShares iBoxx $ Investment Grade      None           0.15%       None           None           0.00%        0.15%
  Corporate Bond
 Fund


--------

/1/  Fees paid directly from your investment.


/2/ Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.


/3/ The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.


/4/ "Acquired Fund Fees and Expenses" reflect each Fund's PRO RATA share of the fees and expenses incurred by investing in other funds. The impact of Acquired Fund Fees and Expenses are included in the total returns of a Fund. Acquired Fund Fees and Expenses are not used to calculate a Fund's NAV and do not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" tables of this Prospectus.


Example

This Example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



FUND                                1 YEAR    3 YEARS      5 YEARS     10 YEARS
---------------------------------  --------  ---------  ------------  ----------
iShares Lehman 1-3 Year Credit        $20       $64          N/A          N/A
  Bond Fund
iShares Lehman 1-3 Year Treasury      $15       $48         $ 85         $192
  Bond Fund
iShares Lehman 3-7 Year Treasury      $15       $48          N/A          N/A
  Bond Fund
iShares Lehman 7-10 Year              $15       $48         $ 85         $192
  Treasury Bond Fund
iShares Lehman 10-20 Year             $15       $48          N/A          N/A
  Treasury Bond Fund
iShares Lehman 20+ Year Treasury      $15       $48         $ 85         $192
  Bond Fund
iShares Lehman Aggregate Bond         $25       $77         $135         $306
  Fund
iShares Lehman Credit Bond Fund       $20       $64          N/A          N/A


--------------------------------------------------------------------------------
32
[GRAPHIC APPEARS HERE]

FUND                                1 YEAR    3 YEARS      5 YEARS     10 YEARS
---------------------------------  --------  ---------  ------------  ----------
iShares Lehman Government/Credit      $20       $ 64         N/A          N/A
  Bond Fund
iShares Lehman Intermediate           $20       $ 64         N/A          N/A
  Credit Bond Fund
iShares Lehman Intermediate           $20       $ 64         N/A          N/A
  Government/Credit
 Bond Fund
iShares Lehman MBS Fixed-Rate         $36       $113         N/A          N/A
  Bond Fund
iShares Lehman Short Treasury         $15       $ 48         N/A          N/A
  Bond Fund
iShares Lehman TIPS Bond Fund         $20       $ 64        $113         $255
iShares iBoxx $ High Yield            $51       $160         N/A          N/A
  Corporate Bond Fund
iShares iBoxx $ Investment Grade      $15       $ 48        $ 85         $192
  Corporate Bond Fund


Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.



Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.



For the fiscal year ended February 28, 2007, BGFA received management fees from each Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:



FUND                                MANAGEMENT FEE
---------------------------------  ---------------
iShares Lehman 1-3 Year Credit           0.20%/1/
  Bond Fund
iShares Lehman 1-3 Year Treasury         0.15%
  Bond Fund
iShares Lehman 3-7 Year Treasury         0.15%/1/
  Bond Fund
iShares Lehman 7-10 Year                 0.15%
  Treasury Bond Fund
iShares Lehman 10-20 Year                0.15%/1/
  Treasury Bond Fund
iShares Lehman 20+ Year Treasury         0.15%
  Bond Fund
iShares Lehman Aggregate Bond Fund       0.20%
iShares Lehman Credit Bond Fund          0.20%/1/
iShares Lehman Government/Credit         0.20%/1/
  Bond Fund
iShares Lehman Intermediate              0.20%/1/
  Credit Bond Fund
iShares Lehman Intermediate              0.20%/1/
  Government/Credit Bond Fund
iShares Lehman MBS Fixed-Rate            0.25%/1/
  Bond Fund
iShares Lehman Short Treasury            0.15%/1/
  Bond Fund
iShares Lehman TIPS Bond Fund            0.20%
iShares iBoxx $ High Yield               0.50%/1/
  Corporate Bond Fund
iShares iBoxx $ Investment Grade         0.15%
  Corporate Bond Fund


--------

1 Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.



BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of March 31, 2007, BGI and its


--------------------------------------------------------------------------------
                                                                              33
affiliates, including BGFA, provided investment advisory services for assets in excess of $1.8 trillion. BGI, BGFA, Barclays Global Investors Services,
Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.



A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in each Fund's semi-annual report for the six-month period ended August 31.



Portfolio Managers


Joseph Kippels and Lee Sterne are primarily responsible for the day-to-day management of the Treasury Bond Funds, iShares Lehman MBS Fixed-Rate Bond Fund and iShares Lehman TIPS Bond Fund. Chris Mosellen and Lee Sterne are primarily responsible for the day-to-day management of the iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares Lehman Aggregate Bond Fund and the Credit Bond Funds. Chris Mosellen, Joseph Kippels and Lee Sterne (collectively, the "Portfolio Managers") are primarily responsible for the day-to-day management of the Government/Credit Bond Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his authority.



Chris Mosellen has been employed by BGFA and BGI as a Portfolio Manager since 2003. Prior to becoming a Portfolio Manager, Mr. Mosellen was employed by Standish Mellon Asset Management as an associate portfolio manager for core bond portfolios from 2000 to 2003.



Lee Sterne has been employed by BGFA and BGI as a Portfolio Manager since 1996.



Joseph Kippels has been employed by BGFA and BGI as a Portfolio Manager since 2005. Prior to joining BGFA and BGI, Mr. Kippels was employed by Mirant Americas Energy Marketing, LP as a trader and position manager from 2000 to 2003 and was a student at Duke University's The Fuqua School of Business from 2003 to 2005.



The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Funds.


Administrator, Custodian and Transfer Agent
Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.


Buying and Selling Shares

Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The


--------------------------------------------------------------------------------
34
[GRAPHIC APPEARS HERE]
commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of each Fund based on its shares trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.



Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.



The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.



The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



Each Fund's primary listing exchange is shown below:



FUND                                PRIMARY LISTING EXCHANGE
---------------------------------  -------------------------
iShares Lehman 1-3 Year Credit                NYSE
  Bond Fund
iShares Lehman 1-3 Year Treasury              AMEX
  Bond Fund
iShares Lehman 3-7 Year Treasury              NYSE
  Bond Fund
iShares Lehman 7-10 Year                      AMEX
  Treasury Bond Fund
iShares Lehman 10-20 Year                     NYSE
  Treasury Bond Fund
iShares Lehman 20+ Year Treasury              AMEX
  Bond Fund
iShares Lehman Aggregate Bond Fund            AMEX
iShares Lehman Credit Bond Fund               NYSE
iShares Lehman Government/Credit              NYSE
  Bond Fund
iShares Lehman Intermediate                   NYSE
  Credit Bond Fund
iShares Lehman Intermediate                   NYSE
  Government/Credit Bond Fund
iShares Lehman MBS Fixed-Rate                 AMEX
  Bond Fund
iShares Lehman Short Treasury                 NYSE
  Bond Fund
iShares Lehman TIPS Bond Fund                 NYSE
iShares iBoxx $ High Yield                    AMEX
  Corporate Bond Fund
iShares iBoxx $ Investment Grade              AMEX
  Corporate Bond Fund



Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in
Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.


--------------------------------------------------------------------------------
                                                                              35

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.



Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book-entry or "street name" form.


Share Prices

The trading prices of a Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.


Determination of Net Asset Value

The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.



In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.


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36
[GRAPHIC APPEARS HERE]

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.



Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.



Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.



Dividends and Distributions


GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by a Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a registered investment company or to avoid imposition of income or excise taxes on undistributed income.



Dividends and other distributions on shares of a Fund are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Funds.



DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Funds for reinvestment of their dividend distributions. beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.


Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.


Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.


--------------------------------------------------------------------------------
                                                                              37

Taxes on Distributions

Distributions from a Fund's net investment income, including income from securities lending, and out of a Fund's net-short term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Funds do not qualify for the lower tax rates applicable to qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.



If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, distributions with respect to the Fund's taxable years before January 1, 2008, that qualify as "interest related dividends" or as "short-term capital gain dividends" may not be subject to U.S. withholding tax.



In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.



If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.



SPECIAL CONSIDERATIONS REGARDING THE ISHARES LEHMAN TIPS BOND FUND: Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by the Fund may be included for tax purposes in the Fund's gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to Fund shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts distributed in the taxable year as income to be characterized as a return of capital.



Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL

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38
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


TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions

The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distibutor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.


Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.


Each Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.



Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.


Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the


--------------------------------------------------------------------------------
                                                                              39
same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:



                                                      NUMBER
                                                        OF
                                                      SHARES         STANDARD           MAXIMUM
                                     APPROXIMATE        PER         CREATION/          CREATION/
                                      VALUE OF A     CREATION       REDEMPTION        REDEMPTION
FUND                                CREATION UNIT      UNIT      TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ----------  -----------------  ----------------
iShares Lehman 1-3 Year Credit       $10,009,000     100,000           $500             $2,000
  Bond Fund
iShares Lehman 1-3 Year Treasury     $ 8,002,000     100,000           N/A               N/A
  Bond Fund
iShares Lehman 3-7 Year Treasury     $ 9,970,000     100,000           $500             $2,000
  Bond Fund
iShares Lehman 7-10 Year             $ 8,172,000     100,000           N/A               N/A
  Treasury Bond Fund
iShares Lehman 10-20 Year            $ 9,892,000     100,000           $500             $2,000
  Treasury Bond Fund
iShares Lehman 20+ Year Treasury     $ 8,646,000     100,000           N/A               N/A
  Bond Fund
iShares Lehman Credit Bond Fund      $ 9,954,000     100,000           $500             $2,000
iShares Lehman Government/Credit     $ 9,941,000     100,000           $500             $2,000
  Bond Fund
iShares Lehman Intermediate          $ 9,955,000     100,000           $500             $2,000
  Credit Bond Fund
iShares Lehman Intermediate          $ 9,957,000     100,000           $500             $2,000
 Government/Credit Bond Fund
iShares Lehman Short Treasury        $10,952,000     100,000           $500             $2,000
  Bond Fund
iShares Lehman TIPS Bond Fund        $ 9,949,000     100,000           N/A               N/A
iShares iBoxx $ High Yield           $10,487,000     100,000           $500             $2,000
  Corporate Bond Fund
iShares iBoxx $ Investment Grade     $10,543,000     100,000           $500             $2,000
 Corporate Bond Fund


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40
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



                                                  FEE FOR       MAXIMUM       MAXIMUM      NUMBER
                                                IN-KIND AND   ADDITIONAL    ADDITIONAL       OF
                                                    CASH       VARIABLE      VARIABLE      SHARES
                                 APPROXIMATE     PURCHASES      CHARGE        CHARGE        PER
                                  VALUE OF A        AND        FOR CASH      FOR CASH     CREATION
FUND                            CREATION UNIT   REDEMPTIONS   PURCHASES*   REDEMPTIONS*     UNIT
------------------------------ --------------- ------------- ------------ -------------- ---------
iShares Lehman Aggregate Bond     $9,899,000        $500         **            ***        100,000
  Fund
iShares Lehman MBS Fixed-Rate     $9,989,000        $500         **            ***        100,000
  Bond Fund


--------

*    As a percentage of amount invested.


** The maximum additional variable charge for cash purchases will be a percentage of the value of Deposit Securities, which will not exceed 3.00%.


*** The maximum additional variable charge for cash redemptions will be a percentage of the value of Deposit Securities, which will not exceed 2.00%.


Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.



Distribution


The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


--------------------------------------------------------------------------------
                                                                              41

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds' financial statements, in the Funds' Annual Report (available upon request). Financial highlights for the iShares Lehman MBS Fixed-Rate Bond Fund and the iShares iBoxx $ High Yield Corporate Bond Fund are not presented as the Funds had not yet commenced operations as of February 28, 2007.



ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES LEHMAN 1-3 YEAR CREDIT BOND FUND
                                   -----------------------------------------
                                                                 PERIOD FROM
                                                                JAN 5, 2007A
                                                                          TO
                                                               FEB. 28, 2007
                                   -----------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                                         $100.08
                                                                 -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                           0.69
 Net realized and unrealized                                        0.28
  gain/c/                                                        -------
   Total from investment operations                                 0.97
                                                                 -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                             (0.29)
                                                                 -------
   Total distributions                                             (0.29)
                                                                 -------
NET ASSET VALUE, END OF PERIOD                                   $100.76
                                                                 =======
TOTAL RETURN                                                        0.97%/d/
                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                                $20,152
 Ratio of expenses to average                                       0.20%
  net assets/e/
 Ratio of net investment income                                     4.67%
  to average net assets/e/
 Portfolio turnover rate/f/                                           13%


--------

/a/  Commencement of operations.


/b/  Based on average shares throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


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42
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



ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                    ISHARES LEHMAN 1-3 YEAR TREASURY BOND FUND
                                  -------------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                   JUL. 22, 2002A
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED              TO
                                    FEB. 28, 2007   FEB. 28, 2006   FEB. 28, 2005   FEB. 29, 2004   FEB. 28, 2003
                                  --------------- --------------- --------------- --------------- ---------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $    80.08      $    80.99       $   82.80      $    82.40        $ 81.01
                                    ----------      ----------       ---------      ----------        -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                3.42/b/             2.66            1.66            1.31           0.84
 Net realized and unrealized              0.24           (1.05)          (1.84)           0.40           1.32
  gain (loss)/c/                    ----------      ----------       ---------      ----------        -------
   Total from investment                  3.66            1.61           (0.18)           1.71           2.16
    operations                      ----------      ----------       ---------      ----------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (3.36)          (2.52)          (1.63)          (1.31)         (0.77)
                                    ----------      ----------       ---------      ----------        -------
   Total distributions                   (3.36)          (2.52)          (1.63)          (1.31)         (0.77)
                                    ----------      ----------       ---------      ----------        -------
NET ASSET VALUE, END OF PERIOD      $    80.38      $    80.08       $   80.99      $    82.80        $ 82.40
                                    ==========      ==========       =========      ==========        =======
TOTAL RETURN                              4.69%           2.01%          (0.21)%          2.11%          2.66%d
                                    ==========      ==========       =========      ==========        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)   $5,538,391      $3,771,679       $2,729,361     $1,548,436        $922,908
 Ratio of expenses to average             0.15%           0.15%           0.15%           0.15%          0.15%
  net assets/e/
 Ratio of net investment income
  to average net assets/e/                4.28%           3.36%           2.11%           1.63%          1.80%
 Portfolio turnover rate/f/                 64%             83%            106%             21%            44%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


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                                                                              43

ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES LEHMAN 3-7 YEAR TREASURY BOND FUND
                                   -------------------------------------------
                                                                   PERIOD FROM
                                                                JAN 5, 2007/A/
                                                                            TO
                                                                 FEB. 28, 2007
                                   -------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                                           $100.11
                                                                   -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                             0.62
 Net realized and unrealized                                          0.55
  gain/c/                                                          -------
   Total from investment                                              1.17
    operations                                                     -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                               (0.25)
                                                                   -------
   Total distributions                                               (0.25)
                                                                   -------
NET ASSET VALUE, END OF PERIOD                                     $101.03
                                                                   =======
TOTAL RETURN                                                          1.17%/d/
                                                                   =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                                  $20,206
 Ratio of expenses to average                                         0.15%
  net assets/e/
 Ratio of net investment income                                       4.19%
  to average net assets/e/
 Portfolio turnover rate/f/                                              2%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
44
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



ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    ISHARES LEHMAN 7-10 YEAR TREASURY BOND FUND
                                  -------------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                   JUL. 22, 2002A
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED              TO
                                    FEB. 28, 2007   FEB. 28, 2006   FEB. 28, 2005   FEB. 29, 2004   FEB. 28, 2003
                                  --------------- --------------- --------------- --------------- ---------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $    82.91      $    84.30       $  86.65        $  87.10        $  82.13
                                    ----------      ----------       --------        --------        --------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                3.69/b/             3.29           2.88            3.43            1.99
 Net realized and unrealized
  gain (loss)/c/                          0.43           (1.43)         (2.05)          (0.68)           5.04
                                    ----------      ----------       --------        --------        --------
   Total from investment
    operations                            4.12            1.86           0.83            2.75            7.03
                                    ----------      ----------       --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (3.54)          (3.25)         (3.18)          (3.20)          (1.68)
 Net realized gain                           -               -              -               -           (0.38)/d/
                                    ----------      ----------       --------        --------        --------
   Total distributions                   (3.54)          (3.25)         (3.18)          (3.20)          (2.06)
                                    ----------      ----------       --------        --------        --------
NET ASSET VALUE, END OF PERIOD      $    83.49      $    82.91       $  84.30        $  86.65        $  87.10
                                    ==========      ==========       ========        ========        ========
TOTAL RETURN                              5.14%           2.21%          1.06%           3.26%           8.64%/e/
                                    ==========      ==========       ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)   $1,911,850      $1,177,379       $767,100        $199,285        $444,194
 Ratio of expenses to average             0.15%           0.15%          0.15%           0.15%           0.15%
  net assets/f/
 Ratio of net investment income
  to average net assets/f/                4.50%           4.02%          3.75%           3.59%           3.79%
 Portfolio turnover rate/g/                 45%             94%           121%             74%             54%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.


/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/ Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.


/e/  Not annualized.

/f/  Annualized for periods of less than one year.

/g/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                              45

ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES LEHMAN 10-20 YEAR TREASURY BOND FUND
                                   ---------------------------------------------
                                                                     PERIOD FROM
                                                                    JAN 5, 2007A
                                                                              TO
                                                                   FEB. 28, 2007
                                   ---------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                                            $100.77
                                                                    -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                              0.63
 Net realized and unrealized
  gainc                                                                0.78
                                                                    -------
   Total from investment
    operations                                                         1.41
                                                                    -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                                (0.26)
                                                                    -------
   Total distributions                                                (0.26)
                                                                    -------
NET ASSET VALUE, END OF PERIOD                                      $101.92
                                                                    =======
TOTAL RETURN                                                           1.14%/d/
                                                                    =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                                   $30,576
 Ratio of expenses to average                                          0.15%
  net assets/e/
 Ratio of net investment income                                        4.29%
  to average net assets/e/
 Portfolio turnover rate/f/                                               0%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
46
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



ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                    ISHARES LEHMAN 20+ YEAR TREASURY BOND FUND
                                  -------------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                   JUL. 22, 2002A
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED              TO
                                    FEB. 28, 2007   FEB. 28, 2006   FEB. 28, 2005   FEB. 29, 2004   FEB. 28, 2003
                                  --------------- --------------- --------------- --------------- ---------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $    91.41       $  90.12        $  88.57        $  90.52        $  82.69
                                    ----------       --------        --------        --------        --------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                4.10/b/            4.12            4.00            4.35            2.79
 Net realized and unrealized
  gain (loss)/c/                         (1.26)          1.32            1.68           (1.72)           7.29
                                    ----------       --------        --------        --------        --------
   Total from investment
    operations                            2.84           5.44            5.68            2.63           10.08
                                    ----------       --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (4.03)         (4.15)          (4.13)          (4.58)          (2.20)
 Net realized gain                           -              -               -               -           (0.05)/d/
                                    ----------       --------        --------        --------        --------
   Total distributions                   (4.03)         (4.15)          (4.13)          (4.58)          (2.25)
                                    ----------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD      $    90.22       $  91.41        $  90.12        $  88.57        $  90.52
                                    ==========       ========        ========        ========        ========
TOTAL RETURN                              3.37%          6.12%           6.72%           3.11%          12.31%/e/
                                    ==========       ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)   $1,389,320       $868,402        $748,022        $265,696        $316,828
 Ratio of expenses to average             0.15%          0.15%           0.15%           0.15%           0.15%
  net assets/f/
 Ratio of net investment income
  to average net assets/f/                4.70%          4.42%           4.71%           4.84%           4.92%
 Portfolio turnover rate/g/                 25%            25%             18%             31%              7%


--------
/a/  Commencement of operations.

/b/  Based in average shares outstanding throughout the period


/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/ Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.


/e/  Not annualized.

/f/  Annualized for periods of less than one year.

/g/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                              47

ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                    ISHARES LEHMAN AGGREGATE BOND FUND
                                   --------------------------------------------------------------------
                                                                                            PERIOD FROM
                                                                                       SEP. 22, 2003/A/
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED                 TO
                                     FEB. 28, 2007    FEB. 28, 2006    FEB. 28, 2005      FEB. 29, 2004
                                   ---------------  ---------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $   100.08       $   101.72       $   103.18         $100.92
                                     ----------       ----------       ----------         --------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 4.71/b/              3.83             3.73            1.12
 Net realized and unrealized
  gain (loss)/c/                           0.41            (1.32)           (1.62)           2.34
                                     ----------       ----------       ----------         --------
   Total from investment
    operations                             5.12             2.51             2.11            3.46
                                     ----------       ----------       ----------         --------
LESS DISTRIBUTIONS FROM:
 Net investment income                    (4.70)           (4.15)           (3.57)          (1.20)
                                     ----------       ----------       ----------         --------
   Total distributions                    (4.70)           (4.15)           (3.57)          (1.20)
                                     ----------       ----------       ----------         --------
NET ASSET VALUE, END OF PERIOD       $   100.50       $   100.08       $   101.72         $103.18
                                     ==========       ==========       ==========         ========
TOTAL RETURN                               5.31%            2.53%            2.11%           3.46%/d/
                                     ==========       ==========       ==========         ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)    $5,396,824       $3,142,544       $1,291,817         $350,800
 Ratio of expenses to average              0.20%            0.20%            0.20%           0.20%
  net assets/e/
 Ratio of net investment income
  to average net assets/e/                 4.76%            3.89%            2.90%           2.47%
 Portfolio turnover ratef,g                 483%             456%             457%            165%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


/g/  Portfolio turnover rates included to-be-announced transactions.


--------------------------------------------------------------------------------
48
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



ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES LEHMAN CREDIT BOND FUND
                                   --------------------------------
                                                        PERIOD FROM
                                                       JAN 5, 2007A
                                                                 TO
                                                      FEB. 28, 2007
                                   --------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                              $100.57
                                                      -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                0.83
 Net realized and unrealized
  gain/c/                                                0.65
                                                      -------
   Total from investment
    operations                                           1.48
                                                      -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                  (0.30)
                                                      -------
   Total distributions                                  (0.30)
                                                      -------
NET ASSET VALUE, END OF PERIOD                        $101.75
                                                      =======
TOTAL RETURN                                             1.48%/d/
                                                      =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                     $20,350
 Ratio of expenses to average                            0.20%
  net assets/e/
 Ratio of net investment income                          5.58%
  to average net assets/e/
 Portfolio turnover rate/f/                                 4%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                              49

ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES LEHMAN GOVERNMENT/CREDIT BOND FUND
                                   -------------------------------------------
                                                                   PERIOD FROM
                                                                  JAN 5, 2007A
                                                                            TO
                                                                 FEB. 28, 2007
                                   -------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                                          $100.23
                                                                  -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                            0.72
 Net realized and unrealized
  gain/c/                                                            0.47
                                                                  -------
   Total from investment
    operations                                                       1.19
                                                                  -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                              (0.25)
                                                                  -------
   Total distributions                                              (0.25)
                                                                  -------
NET ASSET VALUE, END OF PERIOD                                    $101.17
                                                                  =======
TOTAL RETURN                                                         1.20%/d/
                                                                  =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                                 $20,233
 Ratio of expenses to average                                        0.20%
  net assets/e/
 Ratio of net investment income                                      4.84%
  to average net assets/e/
 Portfolio turnover rate/f/                                            10%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
50
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



ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES LEHMAN INTERMEDIATE CREDIT BOND FUND
                                   ---------------------------------------------
                                                                     PERIOD FROM
                                                                    JAN 5, 2007A
                                                                              TO
                                                                   FEB. 28, 2007
                                   ---------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                                            $100.19
                                                                    -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                              0.76
 Net realized and unrealized
  gainc                                                                0.51
                                                                    -------
   Total from investment
    operations                                                         1.27
                                                                    -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                                (0.29)
                                                                    -------
   Total distributions                                                (0.29)
                                                                    -------
NET ASSET VALUE, END OF PERIOD                                      $101.17
                                                                    =======
TOTAL RETURN                                                           1.27%/d/
                                                                    =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                                   $20,233
 Ratio of expenses to average                                          0.20%
  net assets/e/
 Ratio of net investment income                                        5.16%
  to average net assets/e/
 Portfolio turnover rate/f/                                               4%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                              51

ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                   ISHARES LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND
                                  --------------------------------------------------------
                                                                               PERIOD FROM
                                                                              JAN 5, 2007A
                                                                                        TO
                                                                             FEB. 28, 2007
                                  --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                                                      $100.00
                                                                              -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                                        0.69
 Net realized and unrealized
  gain/c/                                                                        0.40
                                                                              -------
   Total from investment
    operations                                                                   1.09
                                                                              -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                                          (0.28)
                                                                              -------
   Total distributions                                                          (0.28)
                                                                              -------
NET ASSET VALUE, END OF PERIOD                                                $100.81
                                                                              =======
TOTAL RETURN                                                                     1.09%/d/
                                                                              =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                                             $20,161
 Ratio of expenses to average                                                    0.20%
  net assets/e/
 Ratio of net investment income                                                  4.65%
  to average net assets/e/
 Portfolio turnover rate/f/                                                         2%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to timing of capital share transactions.


/d/  Not annualized.


/e/  Annualized for periods of less than one year.


/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
52
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



ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES LEHMAN SHORT TREASURY BOND FUND
                                   ----------------------------------------
                                                                PERIOD FROM
                                                               JAN 5, 2007A
                                                                         TO
                                                              FEB. 28, 2007
                                   ----------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                                        $108.57
                                                                -------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                          0.74
 Net realized and unrealized
  gain/c/                                                          0.03
                                                                -------
   Total from investment
    operations                                                     0.77
                                                                -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                            (0.31)
                                                                -------
   Total distributions                                            (0.31)
                                                                -------
NET ASSET VALUE, END OF PERIOD                                  $109.03
                                                                =======
TOTAL RETURN                                                       0.72%/d/
                                                                =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                               $65,417
 Ratio of expenses to average                                      0.15%
  net assets/e/
 Ratio of net investment income                                    4.60%
  to average net assets/e/
 Portfolio turnover rate/f/                                          30%

--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.

/e/  Annualized for periods of less than one year.

/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                              53

ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      ISHARES LEHMAN TIPS BOND FUND
                                   -------------------------------------------------------------------
                                                                                           PERIOD FROM
                                                                                       DEC. 4, 2003/A/
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED                TO
                                     FEB. 28, 2007    FEB. 28, 2006    FEB. 28, 2005     FEB. 29, 2004
                                   ---------------  ---------------  ---------------  ----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $   102.75       $   105.03       $   105.12         $100.92
                                     ----------       ----------       ----------         --------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss)          4.08/b/              4.29             3.74           (0.06)
 Net realized and unrealized
  gain (loss)/c/                          (1.60)           (1.15)            0.48            4.38
                                     ----------       ----------       ----------         --------
   Total from investment
    operations                             2.48             3.14             4.22            4.32
                                     ----------       ----------       ----------         --------
LESS DISTRIBUTIONS FROM:
 Net investment income                    (4.11)           (5.37)           (3.95)          (0.02)
 Return of capital                        (0.16)           (0.05)           (0.36)          (0.10)
                                     ----------       ----------       ----------         --------
   Total distributions                    (4.27)           (5.42)           (4.31)          (0.12)
                                     ----------       ----------       ----------         --------
NET ASSET VALUE, END OF PERIOD       $   100.96       $   102.75       $   105.03         $105.12
                                     ==========       ==========       ==========         ========
TOTAL RETURN                               2.56%            3.04%            4.16%           4.29%/d/
                                     ==========       ==========       ==========         ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)    $4,129,080       $3,616,667       $2,006,087         $588,671
 Ratio of expenses to average              0.20%            0.20%            0.20%           0.20%
  net assets/e/
 Ratio of net investment income
  (loss) to average net assets/e/          4.09%            4.12%            3.60%          (0.25)%
 Portfolio turnover rate/f/                  17%              13%              32%              2%


--------

/a/  Commencement of operations.


/b/  Based on average shares outstanding throughout the period.


/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/  Not annualized.

/e/  Annualized for periods of less than one year.

/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
54
[GRAPHIC APPEARS HERE]

ISHARES(Reg. TM) TRUST



FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 ISHARES IBOXX $ INVESTMENT GRADE CORPORATE BOND FUND
                                  -----------------------------------------------------------------------------------
                                                                                                          PERIOD FROM
                                                                                                     JUL. 22, 2002/A/
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED                TO
                                    FEB. 28, 2007   FEB. 28, 2006   FEB. 28, 2005     FEB. 29, 2004     FEB. 28, 2003
                                  --------------- --------------- --------------- ----------------- -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                107.20      $   111.08      $   112.78        $ 110.46          $ 103.03
                                        ------      ----------      ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                5.54/b/             5.15            5.18            5.35              3.24
 Net realized and unrealized
  gain (loss)/c/                          0.68           (3.92)          (1.70)           2.44              7.12
                                      --------      ----------      ----------        ----------        ----------
   Total from investment
    operations                            6.22            1.23            3.48            7.79             10.36
                                      --------      ----------      ----------        ----------        ----------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (5.42)          (5.11)          (5.18)          (5.38)            (2.93)
 Net realized gain                           -               -               -           (0.09)/d/             -
                                      --------      ----------      ----------        ----------        ----------
   Total distributions                   (5.42)          (5.11)          (5.18)          (5.47)            (2.93)
                                      --------      ----------      ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD      $   108.00      $   107.20      $   111.08        $ 112.78          $ 110.46
                                    ==========      ==========      ==========        ==========        ==========
TOTAL RETURN                              6.03%           1.12%           3.24%           7.29%            10.22%/e/
                                    ==========      ==========      ==========        ==========        ==========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)   $2,872,906      $2,401,378      $2,554,918        $2,492,441        $2,076,579
 Ratio of expenses to average             0.15%           0.15%           0.15%           0.15%             0.15%
  net assets/f/
 Ratio of net investment income
  to average net assets/f/                5.26%           4.75%           4.71%           4.83%             5.38%
 Portfolio turnover rate/g/                 89%             71%             32%              0%               20%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.


/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.


/d/ Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary dividends for tax purposes.


/e/  Not annualized.

/f/  Annualized for periods of less than one year.

/g/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                              55

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Lehman Brothers is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Lehman Brothers is not affiliated with the Trust, BGFA, or its affiliates, or the Distributor.



International Index Company Limited ("IIC") compiles and publishes the iBoxx bond and iTraxx credit derivative indices, which are used around the world by financial market participants as benchmarks and as the basis for traded products. The company was established in 2001 and is owned by a group of global and European financial institutions who contribute prices daily for constituent bonds within the indexes they manage. IIC is not affiliated with the Trust, BGFA, or its affiliates, or the Distributor.



BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.


--------------------------------------------------------------------------------
56
[GRAPHIC APPEARS HERE]

Disclaimers

THE LEHMAN FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY LEHMAN BROTHERS. LEHMAN BROTHERS MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE TREASURY FUNDS, THE CREDIT BOND FUNDS, THE GOVERNMENT/CREDIT BOND FUNDS, THE ISHARES MBS FIXED-RATE BOND FUND, THE ISHARES LEHMAN TIPS BOND FUND OR THE ISHARES LEHMAN AGGREGATE BOND FUND (COLLECTIVELY, THE "LEHMAN FUNDS") OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OWNING OR TRADING IN THE LEHMAN FUNDS. LEHMAN BROTHERS' ONLY RELATIONSHIP TO THE TRUST, BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF THE LEHMAN BROTHERS INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY LEHMAN BROTHERS WITHOUT REGARD TO THE TRUST, BGI, BGFA OR THE OWNERS OF THE LEHMAN FUNDS. LEHMAN BROTHERS HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF THE LEHMAN FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE LEHMAN BROTHERS INDEXES. LEHMAN BROTHERS IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR THE TIMING OF PRICES, OR QUANTITIES OF SHARES TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. LEHMAN BROTHERS HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES. LEHMAN BROTHERS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LEHMAN BROTHERS INDEXES OR ANY DATA INCLUDED THEREIN. LEHMAN BROTHERS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. LEHMAN BROTHERS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY BGI AND BGFA OR OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE LEHMAN BROTHERS INDEXES OR ANY DATA INCLUDED THEREIN. LEHMAN BROTHERS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE LEHMAN BROTHERS INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LEHMAN BROTHERS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LEHMAN BROTHERS AND BGI AND BGFA.



THE IBOXX FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY IIC. IIC MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE IBOXX FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OWNING OR TRADING IN THE IBOXX FUNDS, INVESTING IN SECURITIES GENERALLY, OR THE ABILITY OF THE IBOXX INDEXES TO TRACK THE APPROPRIATE BOND MARKET PERFORMANCE. IIC'S ONLY RELATIONSHIP TO THE TRUST, BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, SERVICEMARKS AND TRADE NAMES OF THE IBOXX FUNDS, WHICH IS DETERMINED, COMPOSED AND CALCULATED BY IIC OR ITS AGENTS WITHOUT REGARD TO BGI, BGFA OR THE OWNERS OF THE IBOXX FUNDS. IIC HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA, OR THE OWNERS OF THE IBOXX FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE IBOXX INDEXES. IIC IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR TIMING OF PRICES, OR QUANTITIES OF SHARES TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE REDEMPTION PRICE PER SHARE, OR THE DETERMINATION OF THE REPRESENTATIVE SAMPLING OF BONDS USED IN THE IBOXX FUNDS. IIC HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE IBOXX FUNDS OR SHARES OF THE FUNDS. IIC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE IBOXX INDEXES OR ANY DATA INCLUDED THEREIN. IIC EXPRESSLY DISCLAIMS AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. IIC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY BGI AND BGFA, THE IBOXX FUNDS OR OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE IBOXX INDEXES OR ANY DATA INCLUDED THEREIN. IIC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE IBOXX INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IIC HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN IIC AND BGI AND BGFA.


--------------------------------------------------------------------------------
                                                                              57

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE AMEX. THE AMEX MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF EITHER FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF EITHER FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF EITHER UNDERLYING INDEX OR THE ABILITY OF EITHER UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE AMEX IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF EITHER UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF EITHER FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE AMEX HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF EITHER FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.



THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISHARES TRUST ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE NYSE. THE NYSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE UNDERLYING INDEXES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED BY LEHMAN BROTHERS OR IIC WITHOUT REGARD TO ANY FUND. THE NYSE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE NYSE HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.



THE NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE NYSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISHARES TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NYSE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.



BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE


--------------------------------------------------------------------------------
58
[GRAPHIC APPEARS HERE]

FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
                                                                              59

Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this Prospectus. The information shown for each Fund is for each full calendar quarter of 2006 through March 31, 2007. Premium/Discount information for the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman MBS Fixed-Rate Bond Fund and iShares iBoxx $ High Yield Corporate Bond Fund is not presented because as of the date of this Prospectus, these Funds have been in operation for less than one full calendar quarter.



EACH LINE IN THE TABLES SHOWS THE NUMBER OF TRADING DAYS IN WHICH A FUND TRADES WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.



FUND                               PREMIUM/DISCOUNT RANGE                   NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ======================================  ================  =========================
iShares Lehman 1-3 Year Treasury
Bond
 Fund                              BETWEEN 0.5% AND -0.5%                        312                   100.00%
                                                                                 ---                   ------
                                                                                 312                   100.00%
                                                                                 ===                   ======
iShares Lehman 7-10 Year
Treasury Bond
 Fund                              BETWEEN 0.5% AND -0.5%                        312                   100.00%
                                                                                 ---                   ------
                                                                                 312                   100.00%
                                                                                 ===                   ======
iShares Lehman 20+ Year Treasury
Bond
 Fund                              BETWEEN 0.5% AND -0.5%                        312                   100.00%
                                                                                 ---                   ------
                                                                                 312                   100.00%
                                                                                 ===                   ======
iShares Lehman TIPS Bond Fund      Greater than 0.5% and Less than 1.0%            1                     0.32%


--------------------------------------------------------------------------------
60
[GRAPHIC APPEARS HERE]

FUND                               PREMIUM/DISCOUNT RANGE                   NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ======================================  ================  =========================
                                   BETWEEN 0.5% AND -0.5%                         311                   99.68%
                                                                                  ---                   -----
                                                                                  312                  100.00%
                                                                                  ===                  ======
iShares Lehman Aggregate Bond      Greater than 0.5% and Less than 1.0%             3                    0.96%
  Fund
                                   BETWEEN 0.5% AND -0.5%                         309                   99.04%
                                                                                  ---                  ------
                                                                                  312                  100.00%
                                                                                  ===                  ======
iShares iBoxx $ Investment Grade
 Corporate Bond Fund               Greater than 0.5% and Less than 1.0%            58                   18.59%
                                   BETWEEN 0.5% AND -0.5%                         254                   81.41%
                                                                                  ---                  ------
                                                                                  312                  100.00%
                                                                                  ===                  ======


--------------------------------------------------------------------------------
                                                                              61

II. Total Return Information

The tables below present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended February 28, 2007.



"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.



Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The Market Price is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Funds' NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.



An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                  =================================================================
                                         YEAR ENDED 2/28/07              INCEPTION TO 2/28/07
                                  ================================ ================================
FUND                                  NAV      MARKET      INDEX       NAV      MARKET      INDEX
--------------------------------- ========== ========== ========== ========== ========== ==========
iShares Lehman 1-3 Year Credit
Bond
 Fund*                                   -          -          -          -          -          -
iShares Lehman 1-3 Year Treasury
Bond
 Fund*                                4.69%      4.63%      4.75%      2.42%      2.43%      2.56%
iShares Lehman 3-7 Year Treasury
Bond
 Fund*                                   -          -          -          -          -          -
iShares Lehman 7-10 Year
Treasury Bond
 Fund*                                5.14%      5.14%      5.17%      4.37%      4.37%      4.33%
iShares Lehman 10-20 Year
Treasury Bond
 Fund*                                   -          -          -          -          -          -
iShares Lehman 20+ Year Treasury
Bond
 Fund*                                3.37%      3.41%      3.42%      6.83%      6.82%      6.91%
iShares Lehman Aggregate Bond         5.31%      5.30%      5.54%      3.89%      3.98%      4.15%
  Fund*
iShares Lehman Credit Bond Fund*         -          -          -          -          -          -
iShares Lehman Government/Credit
Bond
 Fund*                                   -          -          -          -          -          -
iShares Lehman Intermediate
Credit Bond
 Fund*                                   -          -          -          -          -          -
iShares Lehman Intermediate
 Government/Credit Bond Fund*            -          -          -          -          -          -
iShares Lehman Short Treasury
Bond
 Fund*                                   -          -          -          -          -          -
iShares Lehman TIPS Bond Fund*        2.56%      2.51%      2.74%      4.34%      4.33%      4.54%

                                      CUMULATIVE TOTAL RETURNS
                                  =================================
                                        INCEPTION TO 2/28/07
                                  ================================
FUND                                  NAV      MARKET      INDEX
--------------------------------- ========== ========== ==========
iShares Lehman 1-3 Year Credit
Bond
 Fund*                                0.97%      1.21%      0.99%
iShares Lehman 1-3 Year Treasury
Bond
 Fund*                               11.67%     11.68%     12.33%
iShares Lehman 3-7 Year Treasury
Bond
 Fund*                                1.17%      1.16%      1.18%
iShares Lehman 7-10 Year
Treasury Bond
 Fund*                               21.79%     21.79%     21.57%
iShares Lehman 10-20 Year
Treasury Bond
 Fund*                                1.41%      1.38%      1.42%
iShares Lehman 20+ Year Treasury
Bond
 Fund*                               35.61%     35.52%     36.08%
iShares Lehman Aggregate Bond        14.04%     14.37%     15.02%
  Fund*
iShares Lehman Credit Bond Fund*      1.48%      1.95%      1.52%
iShares Lehman Government/Credit
Bond
 Fund*                                1.20%      1.34%      1.24%
iShares Lehman Intermediate
Credit Bond
 Fund*                                1.27%      1.56%      1.35%
iShares Lehman Intermediate
 Government/Credit Bond Fund*         1.09%      1.24%      1.13%
iShares Lehman Short Treasury
Bond
 Fund*                                0.72%      0.78%      0.73%
iShares Lehman TIPS Bond Fund*       14.76%     14.73%     15.47%


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62
[GRAPHIC APPEARS HERE]

                                                AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                   ======================================================  =============================
                                       YEAR ENDED 2/28/07         INCEPTION TO 2/28/07        INCEPTION TO 2/28/07
                                   ==========================  ==========================  ===========================
FUND                                 NAV     MARKET    INDEX     NAV     MARKET    INDEX      NAV     MARKET    INDEX
---------------------------------  =======  ========  =======  =======  ========  =======  ========  ========  =======
iShares iBoxx $ Investment Grade
 Corporate Bond Fund*              6.03%     6.15%    6.11%    6.02%     6.09%    6.01%    30.93%    31.31%    30.85%


--------

* Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury, iShares Lehman 20+ Year Treasury Bond and iShares iBoxx $ Investment Grade Corporate Bond Funds; 1/5/07 for the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/ Credit Bond Fund, iShares Lehman Short Treasury Bond Fund; and 12/4/03 for the iShares Lehman Aggregate Bond Fund and iShares Lehman TIPS Bond Fund). "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. Total returns for the periods since inception are calculated from the inception date of the Fund (9/22/
     03). "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.


--------------------------------------------------------------------------------
                                                                              63

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.


Additional information about a Fund's investments is available in the Trust's Annual or Semi-Annual reports to shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected a Fund's performance during the last fiscal year.



If you have any questions about the Funds or shares of the Trust or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:



     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:00 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456



Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.


                   Investment Company Act File No.: 811-09729



                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM




BGI-F-081-06007


[GRAPHIC APPEARS HERE]                                    [GRAPHIC APPEARS HERE]

ISHARES(Reg. TM) TRUST

Statement of Additional Information
Dated July 1, 2007

This combined Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus (the "Prospectus") for the following Funds of iShares Trust (the "Trust") as such Prospectus may be revised or supplemented from time to time:

iShares Lehman 1-3 Year Credit Bond Fund iShares Lehman 1-3 Year Treasury Bond Fund iShares Lehman 3-7 Year Treasury Bond Fund iShares Lehman 7-10 Year Treasury Bond Fund iShares Lehman 10-20 Year Treasury Bond Fund iShares Lehman 20+ Year Treasury Bond Fund iShares Lehman Aggregate Bond Fund iShares Lehman Credit Bond Fund iShares Lehman Government/Credit Bond Fund iShares Lehman Intermediate Credit Bond Fund iShares Lehman Intermediate Government/Credit Bond Fund iShares Lehman MBS Fixed-Rate Bond Fund iShares Lehman Short Treasury Bond Fund iShares Lehman TIPS Bond Fund iShares iBoxx $ High Yield Corporate Bond Fund iShares iBoxx $ Investment Grade Corporate Bond Fund

The current Prospectus for the various iShares Funds included in this SAI is dated July 1, 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus for each Fund, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above-listed Funds are incorporated by reference into and deemed to be a part of this SAI. A copy of the Prospectus and Annual Report may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. ("SEI" or the "Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A ("BGI").

                                TABLE OF CONTENTS


                                         PAGE
                                        -----

General Description of the Trust           1
  and its Funds
Exchange Listing and Trading               2
Investment Strategies and Risks            2
   Lack of Diversification of              4
  Certain Funds
   Asset-Backed and Commercial             4
  Mortgage-Backed Securities
   Bonds                                   5
   Corporate Bonds                         5
   Futures and Options                     5
   Future Developments                     5
   High Yield Securities                   5
   Inflation-Protected Obligations         6
   Investment Companies                    6
   Lending Portfolio Securities            6
   Mortgage Pass-Through Securities        7
   Municipal Securities                    8
   Privately Issued Securities             8
   Ratings                                 8
   Repurchase Agreements                   8
   Reverse Repurchase Agreements           8
   Short-Term Instruments and              9
  Temporary Investments
   Swap Agreements                         9
   U.S. Government Obligations             9
   U.S. Registered Securities of           9
  Foreign Issuers
Proxy Voting Policy                       10
Portfolio Holdings Information            10
Construction and Maintenance              11
Standards for the Underlying
  Indexes
The Lehman Indexes                        12
   Lehman Brothers 1-3 Year U.S.          12
  Credit Index
   Lehman Brothers 1-3 Year U.S.          12
  Treasury Index
   Lehman Brothers 3-7 Year U.S.          12
  Treasury Index
   Lehman Brothers 7-10 Year U.S.         12
  Treasury Index
   Lehman Brothers 10-20 Year U.S.        13
  Treasury Index
   Lehman Brothers 20 Year U.S.           13
  Treasury Index
   Lehman Brothers U.S. Credit            13
  Index
   Lehman Brothers Intermediate           13
  U.S. Credit Index
   Lehman Brothers U.S.                   14
  Government/Credit Index

                                         PAGE
                                        -----

   Lehman Brothers Intermediate           14
  U.S. Government/Credit Index
   Lehman Brothers U.S. MBS               14
  Fixed-Rate Index
   Lehman Brothers Short U.S.             14
  Treasury Index
   Lehman Brothers U.S. Treasury          15
  TIPS Index
   Lehman Brothers U.S. Aggregate         15
  Index
The iBoxx Indexes                         15
   iBoxx(Reg. TM) $ Liquid High           15
  Yield Index
   iBoxx(Reg. TM) $ Liquid                16
  Investment Grade Index
Investment Limitations                    17
Continuous Offering                       19
Management                                19
   Trustees and Officers                  19
   Committees of the Board of             23
  Trustees
   Remuneration of Trustees               23
   Control Persons and Principal          24
  Holders of Securities
Investment Advisory,                      27
Administrative and Distribution
  Services
   Investment Adviser                     27
   Portfolio Managers                     28
   Codes of Ethics                        31
   Administrator, Custodian and           31
  Transfer Agent
   Distributor                            32
   Index Providers                        33
Brokerage Transactions                    34
Additional Information Concerning         37
  the Trust
   Shares                                 37
   Termination of the Trust or a          38
  Fund
   DTC Acts as Securities                 38
Depository for the Shares of the
  Funds
Creation and Redemption of                39
  Creation Unit Aggregations
   Creation                               39
   Fund Deposit                           39
   Procedures for Creation of             40
  Creation Unit Aggregations
   Placement of Creation Orders           40
  for the Funds
   Acceptance of Orders for               41
  Creation Unit Aggregations
   Creation Transaction Fee               41
   Redemption of Shares in                42
  Creation Units Aggregations
   Redemption Transaction Fee             43
   Placement of Redemption Orders         43
  for the Funds

                                      PAGE
                                       -----

Taxes                                    45
   Regulated Investment Company          45
  Qualifications
   Taxation of RICs                      45
   Excise Tax                            45
   Taxation of U.S. Shareholders         46
   Sales of Shares                       47
   Back-Up Withholding                   47
   Sections 351 and 362                  47
   Foreign Income Taxes                  47
   Original Issue Discount               48
   Reporting                             48
   Net Capital Loss Carryforwards        48
Financial Statements                     49
Miscellaneous Information                49
   Counsel                               49
   Independent Registered Public         49
  Accounting Firm
   Shareholder Communications to         49
  the Board
Appendix A                               A-1

General Description of the Trust and its Funds
The Trust currently consists of over 100 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):

     .  iShares Lehman 1-3 Year Credit Bond Fund

     .  iShares Lehman 1-3 Year Treasury Bond Fund

     .  iShares Lehman 3-7 Year Treasury Bond Fund

     .  iShares Lehman 7-10 Year Treasury Bond Fund

     .  iShares Lehman 10-20 Year Treasury Bond Fund

     .  iShares Lehman 20+ Year Treasury Bond Fund

     .  iShares Lehman Aggregate Bond Fund

     .  iShares Lehman Credit Bond Fund

     .  iShares Lehman Government/Credit Bond Fund

     .  iShares Lehman Intermediate Credit Bond Fund

     .  iShares Lehman Intermediate Government/Credit Bond Fund

     .  iShares Lehman MBS Fixed-Rate Bond Fund

     .  iShares Lehman Short Treasury Bond Fund

     .  iShares Lehman TIPS Bond Fund

     .  iShares iBoxx $ High Yield Corporate Bond Fund

     .  iShares iBoxx $ Investment Grade Corporate Bond Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an "Underlying Index") representing a segment of the U.S. bond market. Each Fund is managed by Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.

Each Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The shares described in the Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange ("AMEX") or the New York Stock Exchange, Inc. ("NYSE"). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 100,000 multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the SHAREHOLDER INFORMATION section. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed on the AMEX or the NYSE (each, a "Listing Exchange") and traded throughout the day on the Listing Exchange and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, a Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available, or
(iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities,when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

Information regarding the intraday value of shares of each Fund, also known as the IOPV, is disseminated every 15 seconds throughout the trading day by national securities exchange on which the Fund is listed or by market data vendors or other information providers. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

An IOPV has an fixed-income securities component and a cash component. The fixed-income securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time, because the current portfolio of the Fund may include securities that are a part of the current Deposit Securities. Therefore, a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.

In addition to the fixed-income component described in the preceding paragraph, the IOPV for a Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.


Investment Strategies and Risks
Each Fund seeks to achieve its investment objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. The adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Each Fund engages in "representative sampling," which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Each of the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund and the iShares Lehman Short Treasury Bond Fund (the "Treasury Funds") generally will invest at least 90% of its assets in bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. Each Treasury Fund may also invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Treasury Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Each of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund and iShares Lehman Credit Bond Fund (the "Credit Bond Funds") and the iShares Lehman Intermediate Government/Credit Bond Fund and iShares Lehman Government/Credit Bond Fund (the "Government/Credit Bond Funds") will generally invest at least 90% of its assets in the bonds of its Underlying Index. Each Credit Bond Fund and Government/Credit Bond Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA.

The iShares Lehman TIPS Bond Fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its relevant Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The iShares Lehman Aggregate Bond Fund generally will seek to track the performance of its Underlying Index by investing approximately 90% of its assets in the bonds represented in its Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. For example, the Fund may invest in securities not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). A substantial portion of the bonds represented in its Underlying Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association ("GNMA") and the Federal National Mortgage Association ("FNMA") that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses.

The iShares Lehman MBS Fixed-Rate Bond Fund will seek to track the performance of its Underlying Index by investing at least 90% of its assets in the securities of its Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA. As of May 31, 2007, approximately 100% of the bonds represented in the Underlying Index were U.S. agency mortgage pass-through securities, issued by entities such as the GNMA and the FNMA. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in highly liquid, short-term instruments, including shares of money market funds affiliated with BGFA. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund's own fees and expenses.

The iShares iBoxx $ High Yield Corporate Bond Fund generally will invest 90% of its assets in the securities of its Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA, as well as in high yield corporate bonds not included in its

Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in high yield corporate bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as future corporate actions and index reconstitutions, additions and deletions).

The iShares iBoxx $ Investment Grade Corporate Bond Fund generally will invest at least 90% of its assets in the securities of its Underlying Index and at least 95% of its assets in investment grade corporate bonds. However, the Fund may at times invest up to 20% of its assets in bonds not included in its relevant Underlying Index but which BGFA believes will help the Fund track its Underlying Index and which are either (i) included in the broader index upon which the Underlying Index is based (I.E., the iBoxx Domestic Corporate Bond Index); or (ii) new issues which BGFA believes are entering or about to enter the Underlying Index or the iBoxx Domestic Corporate Bond Index. The Fund may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

LACK OF DIVERSIFICATION OF CERTAIN FUNDS. The following table sets forth the diversification status of each Fund:


DIVERSIFIED FUNDS                       NON-DIVERSIFIED FUNDS
-----------------------------------     ----------------------------------------------------------
iShares Lehman 1-3 Year Treasury        iShares Lehman 1-3 Year Credit Bond Fund
  Bond Fund
iShares Lehman 7-10 Year Treasury       iShares Lehman 3-7 Year Treasury Bond Fund
  Bond Fund
iShares Lehman 20+ Year Treasury        iShares Lehman 10-20 Year Treasury Bond Fund
  Bond Fund
iShares Lehman TIPS Bond Fund           iShares Lehman Credit Bond Fund
iShares Lehman Aggregate Bond Fund      iShares Lehman Government/Credit Bond Fund
                                        iShares Lehman Intermediate Credit Bond Fund
                                        iShares Lehman Intermediate Government/Credit Bond Fund
                                        iShares Lehman MBS Fixed-Rate Bond Fund
                                        iShares Lehman Short Treasury Bond Fund
                                        iShares iBoxx $ High Yield Corporate Bond Fund
                                        iShares iBoxx $ Investment Grade Corporate Bond Fund

With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund's total assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or the securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company ("RIC") for purposes of the Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES. The iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund may invest in asset-backed and commercial mortgaged-backed securities (though it currently does not intend to do so). Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

BONDS. Each Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. Each Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).


CORPORATE BONDS. Each Fund, except the Treasury Funds, may invest in investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

FUTURES AND OPTIONS. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule
4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

FUTURE DEVELOPMENTS. The Trust's Board of Trustees (the "Board" or the "Trustees") may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in the SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

HIGH YIELD SECURITIES. The iShares iBoxx $ High Yield Corporate Bond Fund invests a large percentage of its assets in high yield debt securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value per share of the Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available. However, any Fund that may invest in high yield securities intends to invest primarily in high yield securities that the Investment Adviser believes have greater liquidity than the broader high yield securities market as a whole.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

INFLATION-PROTECTED OBLIGATIONS. The iShares Lehman TIPS Bond Fund invests almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS." TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Board. BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE PASS-THROUGH SECURITIES. A significant portion of the Lehman Brothers U.S. Aggregate Index (the "Lehman Aggregate Index") (approximately 38%, as of May 31, 2007) and the entire Lehman Brothers U.S. MBS Fixed-Rate Index represent the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of each of the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities included in such indexes. The term "U.S. agency mortgage pass-through security" refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the GNMA, FNMA or Federal Home Loan Mortgage Corporation ("FHLMC"). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a PRO RATA share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Lehman Aggregate Index and Lehman Brothers U.S. MBS Fixed-Rate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund seek to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. Each Fund intends to use TBA transactions in several ways. For example, each Fund expects that it will regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll", each Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, each Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, each Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counterparties. Each Fund's use of "TBA rolls" may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds described in this SAI.

The iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BGFA. The iShares Lehman Aggregate Bond and iShares Lehman MBS Fixed Rate Bond Fund will each assume its pro rata share of fees and expenses of any money market fund that it may invest in, in addition to each Fund's own fees and expenses.

MUNICIPAL SECURITIES. Each of the Credit Bond Funds and the Government/Credit Bond Funds may invest in municipal securities which are securities generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

PRIVATELY ISSUED SECURITIES. The iShares iBoxx $ High Yield Corporate Bond Fund and Credit Bond Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the iShares iBoxx $ High Yield Corporate Bond Fund and Credit Bond Funds.

RATINGS. An investment-grade rating means the security or issuer is rated investment-grade by Moody's(Reg. TM) Investors Service ("Moody's"), Standard & Poor's(Reg. TM) Rating Services, a division of McGraw-Hill Companies, Inc. ("S&P(Reg. TM)"), Fitch Inc. ("Fitch"), Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization ("NRSRO") by the SEC, or is unrated but considered to be of equivalent quality by BGFA. Bonds rated Baa by Moody's or BBB by S&P or above are considered "investment grade" securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the applicable Funds, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody's or BBB- by S&P are below investment grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower. Please see Appendix A of this SAI for a description of each rating category of S&P, Moody's and Fitch.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found to be satisfactory by BGFA.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Each Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions;
(iv) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" by S&P, or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (E.G., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

U.S. GOVERNMENT OBLIGATIONS. Certain of the Funds may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA, FHLMC and Federal Home Loan Bank ("FHLB") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. REGISTERED SECURITIES OF FOREIGN ISSUERS. Each Fund (other than the Treasury Funds and iShares Lehman TIPS Bond Fund) may invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities. Investing in U.S. registered, dollar-denominated, investment grade bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Proxy Voting Policy
The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.


BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

  . Each Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

  . Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

  . Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
(i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at WWW.ISHARES.COM; and (ii) on the SEC's website at WWW.SEC.GOV.


Portfolio Holdings Information
The Trust's Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund's respective shareholders; (b) does not put the interests of the Funds' Investment Adviser, the Funds' Distributor, or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as "Creation Units") pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares Exemptive Orders"), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day.

Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds' distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the iShares Funds' current registration statements.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within 70 days after the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Trust's Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.


Construction and Maintenance Standards for the Underlying Indexes
Each Treasury Fund invests substantially all of its assets in securities in one of the following indexes: the Lehman Brothers 1-3 Year U.S. Treasury Index, the Lehman Brothers 3-7 Year U.S. Treasury Index, the Lehman Brothers 7-10 Year U.S. Treasury Index, the Lehman Brothers 10-20 Year U.S. Treasury Index, the Lehman Brothers 20+ Year U.S. Treasury Index or the Lehman Brothers Short U.S. Treasury Index. Each Credit Bond Fund invests substantially all of its assets in one of the following indexes: Lehman Brothers 1-3 Year U.S. Credit Index, Lehman Brothers Intermediate U.S. Credit Index and Lehman Brothers U.S. Credit Index. Each Government/Credit Bond Fund invests substantially all of its assets in one of the following indexes: Lehman Brothers Intermediate U.S. Government/Credit Index and Lehman Brothers U.S. Government/Credit Index. The iShares Lehman TIPS Bond Fund invests substantially all of its assets in securities represented in the Lehman Brothers U.S. Treasury TIPS Index. The iShares Lehman Aggregate Bond Fund invests substantially all of its assets in securities represented in the Lehman Brothers U.S.

Aggregate Index. The iShares Lehman MBS Fixed-Rate Bond Fund invests substantially all of its assets in securities represented in the Lehman Brothers U.S. MBS Fixed-Rate Index. The iShares iBoxx $ High Yield Corporate Bond Fund and the iShares iBoxx $ Investment Grade Corporate Bond Fund invest substantially all of their assets in securities represented in the iBoxx(Reg.
TM) $ Liquid High Yield Index and the iBoxx(Reg. TM) $ Liquid Investment Grade Index, respectively.

Brief descriptions of the Funds' respective Underlying Indexes are provided below.


The Lehman Indexes
LEHMAN BROTHERS 1-3 YEAR U.S. CREDIT INDEX

INDEX DESCRIPTION. The Lehman Brothers 1-3 Year U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2007, there were 532 issues included in the Underlying Index.

INDEX METHODOLOGY. The Underlying Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS 1-3 YEAR U.S. TREASURY INDEX

INDEX DESCRIPTION. The Lehman Brothers 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2007, there were 47 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers 1-3 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's, S&P, and Fitch), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, targeted investor notes ("TINs"), state and local government series bonds ("SLGs"), and coupon issues that have been stripped from bonds included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS 3-7 YEAR U.S. TREASURY INDEX

INDEX DESCRIPTION. The Lehman Brothers 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of May 31, 2007, there were 37 issues included in the Underlying Index.

INDEX METHODOLOGY. Lehman Brothers 3-7 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, and SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS 7-10 YEAR U.S. TREASURY INDEX

INDEX DESCRIPTION. The Lehman Brothers 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of May 31, 2007, there were 21 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers 7-10 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's, S&P, and Fitch), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and coupon issues that have been stripped from bonds included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS 10-20 YEAR U.S. TREASURY INDEX

INDEX DESCRIPTION. The Lehman Brothers 10-20 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years. As of May 31, 2007, there were 24 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers 10-20 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to ten years and less than 20 years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS 20+ YEAR U.S. TREASURY INDEX

INDEX DESCRIPTION. The Lehman Brothers 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2007, there were 10 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers 20+ Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 20 or more years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's, S&P, and Fitch), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and coupon issues that have been stripped from bonds included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS U.S. CREDIT INDEX

INDEX DESCRIPTION. The Lehman Brothers U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. As of May 31, 2007, there were 3,099 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS INTERMEDIATE U.S. CREDIT INDEX

INDEX DESCRIPTION. The Lehman Brothers Intermediate U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2007, there were 2,232 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers Intermediate U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than ten years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX

INDEX DESCRIPTION. The Lehman Brothers U.S. Government/Credit Index measures the performance of U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to one year. As of May 31, 2007 there were 4,174 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers U.S. Government/Credit Index includes U.S. government and investment grade U.S. credit securities that have greater than or equal to one year remaining to maturity and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

INDEX DESCRIPTION. The Lehman Brothers Intermediate U.S. Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than ten years. As of May 31, 2007 there were 3,161 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers Intermediate U.S. Government/Credit Index includes U.S. government and investment grade U.S. credit securities that have greater than or equal to 1 year and less than ten years remaining to maturity and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS U.S. MBS FIXED-RATE INDEX

INDEX DESCRIPTION. The Lehman Brothers U.S. MBS Fixed-Rate Index measures the performance of investment grade fixed-rate mortgage-backed pass-through securities of GNMA, FNMA, and FHLMC. As of May 31, 2007, there were 409 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers U.S. MBS Fixed-Rate Index includes securities issued by GNMA, FHLMC, and FNMA that have 30-, 20-, 15-year and balloon securities that have a remaining maturity of at least one year, are investment grade, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS SHORT U.S. TREASURY INDEX

INDEX DESCRIPTION. The Lehman Brothers Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of May 31, 2007, there were 39 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers Short U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between one and 12 months, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the

Underlying Index are certain special issues, such as flower bonds, TINs, SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS U.S. TREASURY TIPS INDEX

INDEX DESCRIPTION. The Lehman Brothers U.S. Treasury TIPS Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. As May 31, 2007, there were 22 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers U.S. Treasury TIPS Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's, S&P, and Fitch), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

LEHMAN BROTHERS U.S. AGGREGATE INDEX

INDEX DESCRIPTION. The Lehman Brothers U.S. Aggregate Index represents the securities of the total U.S. investment grade bond market. As of May 31, 2007, there were 8,699 issues included in the Underlying Index.

INDEX METHODOLOGY. The Lehman Brothers U.S. Aggregate Index provides a measure of the performance of the U.S. investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's, S&P, and Fitch) U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Underlying Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, TINs, and SLGs are excluded from the Underlying Index. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

INDEX MAINTENANCE.

The Underlying Index constituents are reset on the last business day of each month and remain static throughout the month. The universe of Underlying Index constituents adjust for securities that become ineligible for inclusion in an Underlying Index during the month (E.G., because of downgrades or called bonds) or for issues that are newly eligible (E.G., up-grades or newly issued bonds) on the last business day of each month. The Lehman Indexes are valued using end of day bid side prices, as marked by Lehman Brothers. Intra-month cash flows contribute to monthly returns, but they are not reinvested during the month and do not earn a reinvestment return. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value. The Lehman Indexes are calculated once a day and are available from major data vendors.


The iBoxx Indexes
IBOXX(Reg. TM) $ LIQUID HIGH YIELD INDEX
NUMBER OF COMPONENTS: APPROXIMATELY 50
======================================

INDEX DESCRIPTION. The iBoxx(Reg. TM) $ Liquid High Yield Index measures the performance of a fixed number of highly liquid high yield corporate bonds. The Underlying Index is a rules-based index consisting of up to 50 highly liquid, high yield, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market.

INDEX METHODOLOGY. The Underlying Index is a subset of a broader high yield universe of over 500 sub-investment grade bonds. Bonds in the Underlying Index are selected from the universe of eligible bonds using defined rules. Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in the U.S., Canada, Western Europe or Japan; (ii) are rated sub-investment grade by Fitch, Moody's and S&P(Reg. TM); (iii) have at least $200 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity.

Prior to November 1, 2006, the Underlying Index was known as the GS $ HyTop(TM) Index and was owned and managed by Goldman Sachs.

COMPONENT SELECTION CRITERIA. Eligible bonds are chosen using an approach that attempts to match the proportional weighting and other characteristics of the Underlying Index to those of the broader universe. Eligible bonds also are assigned a liquidity score based on float, age and other factors. The 50 most liquid and representative bonds are chosen using algorithms designed to best match the broad characteristics of the Underlying Index to characteristics of the universe. The Underlying Index is equally weighted by par value. Although it is not expected to vary, the number of bonds in the Underlying Index may change from time to time. To avoid concentration of single-issuer credit risk, only one bond issue per issuer may be included in the Underlying Index. The Underlying Index is updated monthly on the last business day of each month.

Index Maintenance. The Underlying Index is valued using the consolidated iBoxx bid prices calculated from end-of-day bid and ask prices received from several investment banks. New bonds enter the Underlying Index at the rebalancing at their iBoxx consolidated ask price. Cash flows occurring during the month earn money market interest until the next rebalancing date, when they are reinvested in securities in the Underlying Index. The components of the total return of the Underlying Index are price changes, accrued interest, coupon payments, repayment of principal, and reinvestment income on cash flows earned during the month.

The composition of the Underlying Index is held constant for any given calendar month to ensure continuity during the month and to avoid jumps unrelated to the price movements of the bonds. The inclusion and exclusion criteria above are applied at month-end, after the close of business. Bonds that were in the Underlying Index, but that no longer satisfy all the criteria at month-end, will be removed from the Underlying Index. If a bond becomes eligible in the middle of the month, it will still need to pass the test at the end of the month, and can be included only upon rebalancing at month-end. When a bond is called, it remains in the Underlying Index at its call price until the end of the month, after which it is removed. Changes in issue size that take place during the month are taken into consideration only at the next rebalancing date.

IBOXX(Reg. TM) $ LIQUID INVESTMENT GRADE INDEX

INDEX DESCRIPTION. The iBoxx(Reg. TM) $ Liquid Investment Grade Index measures the performance of a fixed number of highly liquid investment grade corporate bonds. The iBoxx(Reg. TM) $ Liquid Investment Grade Index is a rules-based index consisting of up to 100 highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market.

INDEX METHODOLOGY. The iBoxx(Reg. TM) $ Liquid Investment Grade Index is a subset of the iBoxx $ Corporates Underlying Index, an index of over 1000 investment grade bonds. Bonds in the iBoxx(Reg. TM) $ Liquid Investment Grade Index are selected from the universe of eligible bonds in the iBoxx $ Corporates Index using defined rules. Currently, the bonds eligible for inclusion in the iBoxx(Reg. TM) $ Liquid Investment Grade Index include U.S. dollar-denominated, SEC registered corporate bonds that: (i) are issued by companies domiciled in the U.S., Canada, Western Europe or Japan; (ii) are rated investment grade by Fitch, Moody's, and S&P; (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity.

Prior to November 1, 2006, the iBoxx(Reg. TM) $ Liquid Investment Grade Index was known as the GS $ InvesTop (TM) Index and was owned and managed by Goldman Sachs.

COMPONENT SELECTION CRITERIA. Eligible bonds are chosen using an approach that attempts to match the proportional weighting of the maturity ranges and other characteristics of the iBoxx(Reg. TM) $ Liquid Investment Grade Index to those of the broader iBoxx $ Corporates Index. Eligible bonds also are assigned a liquidity score based on float, age and other factors. The 100 most liquid and representative bonds are chosen using algorithms designed to best match the maturity ranges and broad characteristics of the iBoxx(Reg. TM) $ Liquid Investment Grade Index to maturity ranges and characteristics of the iBoxx $ Corporates Index. The iBoxx(Reg. TM) $ Liquid Investment Grade Index is equally weighted by par value. Although, it is not expected to vary, the number of bonds in the Underlying Index may change from time to time. To avoid concentration of single-issuer credit risk, only one bond issue per issuer per maturity range may be included in the iBoxx(Reg. TM) $ Liquid Investment Grade Index. The iBoxx(Reg. TM) $ Liquid Investment Grade Index is updated monthly on the last business day of each month.

Index Maintenance. The iBoxx(Reg. TM) $ Liquid Investment Grade Index is valued using the consolidated iBoxx bid prices, calculated from end-of-day bid and ask prices received from several investment banks. New bonds enter an index at the rebalancing at their iBoxx consolidated ask price. Cash flows occurring during the month earn money market interest until the next rebalancing date, when they are reinvested in securities in the iBoxx(Reg. TM) $ Liquid Investment Grade Index. The components of the total return of the iBoxx(Reg. TM) $ Liquid Investment Grade Index are price changes, accrued interest, coupon payments, repayment of principal, and reinvestment income on cash flows earned during the month.

The composition of the iBoxx(Reg. TM) $ Liquid Investment Grade Index is held constant for any given calendar month to ensure continuity during the month and to avoid jumps unrelated to the price movements of the bonds. The inclusion and exclusion criteria above are applied at month-end, after the close of business. Bonds that were in the Underlying Index, but that no longer satisfy all the criteria at month-end, will be removed from the Underlying Index. If a bond becomes eligible in the middle of the month, it will still need to pass the test at the end of the month, and can be included only upon rebalancing at month-end. When a bond is called, it remains in the Underlying Index at its call price until the end of the month, after which it is removed. Changes in issue size that take place during the month are taken into consideration only at the next rebalancing date.

The methodologies of the iBoxx(Reg. TM) indexes are owned by IIC and may be covered by one or more patents or pending patent applications.


Investment Limitations
Each Fund has adopted its investment objective as a non-fundamental investment policy. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval. The Board has adopted as fundamental policies each Fund's investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

THE ISHARES LEHMAN 1-3 YEAR TREASURY BOND FUND, ISHARES LEHMAN 7-10 YEAR TREASURY BOND FUND, ISHARES LEHMAN 20+ YEAR TREASURY BOND FUND, ISHARES LEHMAN TIPS BOND FUND, ISHARES LEHMAN AGGREGATE BOND FUND, AND ISHARES IBOXX $ INVESTMENT GRADE CORPORATE BOND FUND WILL NOT:

1.Concentrate its investments (I.E., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.Issue any senior security, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies). (Notwithstanding the foregoing, the Lehman Aggregate Bond Fund may purchase or sell mortgage pass-through securities, commercial mortgage-backed securities and real estate mortgages.)

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

THE ISHARES LEHMAN 1-3 YEAR CREDIT BOND FUND, ISHARES LEHMAN 3-7 YEAR TREASURY BOND FUND, ISHARES LEHMAN 10-20 YEAR TREASURY BOND FUND, ISHARES LEHMAN CREDIT BOND FUND, ISHARES LEHMAN GOVERNMENT/CREDIT BOND FUND, ISHARES LEHMAN INTERMEDIATE CREDIT BOND FUND, ISHARES LEHMAN MBS FIXED-RATE BOND FUND, ISHARES LEHMAN MBS FIXED-RATE BOND FUND, ISHARES LEHMAN SHORT TREASURY BOND FUND, AND ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND WILL NOT:

1.Concentrate its investments (I.E., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund's investment objective and policies).

6.Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities. Except with regard to investment limitation 3 above for all Funds, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

  .  The frequency of trades and quotes for the security;

  . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

  .  Dealer undertakings to make a market in the security; and

  . The nature of the security and the nature of the marketplace in which it trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Underlying Index and in TBA transactions with respect to the percentage of the Index (if any) that consists of mortgage pass-through securities. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering
The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.


Management
TRUSTEES AND OFFICERS. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF") and Barclays Foundry Investment Trust ("BFIT"), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 134 Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF, MIP and BFIT and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Trustee and Officer, is c/o Barclays Global Investors, N.A. 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.

                              TRUSTEES AND OFFICERS


                                                        PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS               HELD BY TRUSTEE AND OFFICER
---------------------- ----------------------- ---------------------------------------- ---------------------------------------
INTERESTED TRUSTEES
Lee T. Kranefuss/1/    Trustee and             Chief Executive Officer of Global        Director (since 2003) of iShares Inc.;
(1961)                 Chairman (since         Index and Markets Group of BGI           Trustee (since 2001) of BGIF and
                       2003).                  (since 2005); Chief Executive Officer    MIP; Trustee (since 2007) of BFIT;
                                               of the Intermediary Investor and         Director (since 2003) of BGI Cayman
                                               Exchange Traded Products Business of     Prime Money Market Fund, Ltd.
                                               BGI (since 2003); Director of Barclays
                                               Global Fund Advisors (since 2005);
                                               Director, President and Chief
                                               Executive Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director, Chairman and Chief
                                               Executive Officer of Barclays Global
                                               Investors Services (since 2005); Chief
                                               Executive Officer of the Individual
                                               Investor Business of BGI (1999-2003).
John E. Martinez/1/    Trustee (since 2003).   Co-Chief Executive Officer of Global     Director (since 2003) of iShares Inc.;
(1962)                                         Index and Markets Group of BGI           Director (since 2005) of Real Estate
                                               (2001-2003); Chairman of Barclays        Equity Exchange.
                                               Global Investors Services (2000-2003).

-------
/1/Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons"
   (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

INDEPENDENT TRUSTEES



                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                  HELD BY TRUSTEE/OFFICER
---------------------- ----------------------- ---------------------------------------- -----------------------------------------
George G.C. Parker     Trustee (since 2000);   Dean Witter Distinguished Professor of   Director (since 2002) of iShares Inc.;
(1939)                 Lead Independent        Finance, Emeritus (since 1994);          Director (since 1996) of Continental
                       Trustee (since 2006)    Formerly Senior Associate Dean for       Airlines, Inc.; Director (since 1995) of
                                               Academic Affairs, Director of MBA        Community First Financial Group;
                                               Program, Stanford University:            Director (since 1999) of Tejon Ranch
                                               Graduate School of Business (1993-       Company; Director (since 2003) of
                                               2001).                                   First Republic Bank; Director (since
                                                                                        2004) of Threshold Pharmaceuticals;
                                                                                        Director (since 2007) of NETGEAR,
                                                                                        Inc.
Cecilia H. Herbert     Trustee (since 2005).   Member of Finance Council,               Director (since 2005) of iShares Inc.
(1949)                                         Archdiocese of San Francisco (1999-
                                               2006); Chair of Investment
                                               Committee, Archdiocese of San
                                               Francisco (1994- 2005); Director
                                               (since 1998) and President (since
                                               2007) of the Board of Directors,
                                               Catholic Charities CYO; Trustee
                                               (2004-2005) of Pacific Select
                                               Funds; Trustee (1992-2003) of the
                                               Montgomery Funds; Trustee (since
                                               2002) of the Thacher School.

                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                  HELD BY TRUSTEE/OFFICER
---------------------- ----------------------- ----------------------------------------- ---------------------------------------
Charles A. Hurty       Trustee (since 2005).   Retired; Partner, KPMG, LLP (1968-        Director (since 2005) of iShares Inc.;
(1943)                                         2001).                                    Director (since 2002) of GMAM

                                                                                         Absolute Return Strategy Fund
                                                                                         (1 portfolio);
                                                                                         Director (since 2002)of Citigroup
                                                                                         Alternative Investments Multi-Adviser
                                                                                         Hedge Fund Portfolios LLC
                                                                                         (1 portfolio);
                                                                                         Director (since 2005) of CSFB
                                                                                         Alternative Investments Fund
                                                                                         (6 portfolios).
John E. Kerrigan       Trustee (since 2005).   Chief Investment Officer, Santa Clara     Director (since 2005) of iShares Inc.;
(1955)                                         University (since 2002); Managing         Member (since 2004) of Advisory
                                               Director, Merrill Lynch (1994-2002).      Council for Commonfund Distressed
                                                                                         Debt Partners II.
Robert H. Silver       Trustee (since March    President and Co-Founder of The           Director (since March 2007) of iShares
(1955)                 2007).                  Bravitas Group, Inc. (since 2006);        Inc.; Director and Member (since
                                               Member, Non-Investor Advisory
                                               Board 2006) of the Audit and
                                               Compensation of Russia Partners
                                               II, LP (since 2006); Committee of
                                               EPAM Systems, Inc. President and
                                               Chief Operating Officer
                                               (2003-2005) and Director
                                               (1999-2005) of UBS Financial
                                               Services, Inc.;
                                               President and Chief Executive
                                               Officer of UBS Services USA, LLC
                                               (1999- 2005); Managing Director,
                                               UBS America, Inc. (2000-2005);
                                               Director and Vice Chairman of the
                                               YMCA of Greater NYC (since 2001);
                                               Broadway Producer (since 2006).
OFFICER
Michael A. Latham      Secretary, Treasurer    Head of Americas iShares (since           None.
(1965)                 and Principal           2007); Chief Operating Officer of the
                       Financial Officer       Intermediary Investor and Exchange
                       (since 2002)            Traded Products Business of BGI
                                               (since 2003); Director and Chief
                                               Financial Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director of Mutual Fund
                                               Delivery in the U.S. Individual
                                               Investor Business of BGI (2000-2003).

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust:


                                                                                                    AGGREGATE DOLLAR RANGE
                                                                                                  OF EQUITY SECURITIES IN ALL
                                                                                                    REGISTERED IINVESTMENT
                                                                                                     COMPANIES OVERSEEN BY
                                                                       DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
 NAME OF TRUSTEE/1/                        FUND                        SECURITIES IN THE FUND        INVESTMENT COMPANIES
--------------------   --------------------------------------------   ------------------------   ----------------------------
Lee T. Kranefuss       iShares Lehman 1-3 Year Treasury Bond Fund     $50,001-$100,000           Over $100,000
                       iShares Russell 3000 Index Fund                Over $100,000

                                                                                                   AGGREGATE DOLLAR RANGE
                                                                                                 OF EQUITY SECURITIES IN ALL
                                                                                                   REGISTERED IINVESTMENT
                                                                                                    COMPANIES OVERSEEN BY
                                                                        DOLLAR RANGE OF EQUITY      TRUSTEE IN FAMILY OF
 NAME OF TRUSTEE/1/                         FUND                        SECURITIES IN THE FUND      INVESTMENT COMPANIES
-------------------- ------------------------------------------------- ------------------------ ----------------------------
                     iShares iBoxx $ Investment Grade Corporate Bond   $ 10,001-$50,000
                     Fund
                     iShares Dow Jones Select Dividend Index Fund      $ 10,000-$50,000
John E. Martinez     iShares MSCI EAFE Index Fund                      Over $100,000            Over $100,000
                     iShares Russell 1000 Index Fund                   Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
George G.C. Parker   iShares Dow Jones Select Dividend Index Fund      Over $100,000            Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund           Over $100,000
                     iShares iBoxx $ Investment Grade                  Over $100,000
                     Corporate Bond Fund
                     iShares Lehman 1-3 Year Treasury Bond Fund        $      1-$10,000
                     iShares MSCI EAFE Index Fund                      Over $100,000
                     iShares MSCI Emerging Markets Index Fund          Over $100,000
                     iShares MSCI Mexico Index Fund                    Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   $50,000-$100,000
                     iShares Russell 2000 Value Index Fund             Over $100,000
                     iShares S&P 100 Index Fund                        Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
                     iShares S&P 500 Growth Index Fund                 $ 10,001-$50,000
                     iShares S&P 500 Value Index Fund                  Over $100,000
                     iShares S&P Midcap 400 Value Index Fund           Over $100,000
                     iShares S&P Global 100 Index Fund                 $ 10,001-$50,000
Cecilia H. Herbert   iShares MSCI Hong Kong Index Fund                 $ 10,001-$50,000         Over $100,000
                     iShares MSCI Japan Index Fund                     $ 10,001-$50,000
                     iShares Dow Jones Consumer Goods Sector Index     $ 10,001-$50,000
                     Fund
Charles A. Hurty     iShares S&P 500 Index Fund                        $ 10,001-$50,000         Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund           $ 10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund     $ 10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund   $ 10,001-$50,000
                     iShares Dow Jones U.S. Technology Sector Index    $ 10,001-$50,000
                     Fund
                     iShares MSCI EAFE Index Fund                      $ 10,001-$50,000
                     iShares MSCI Japan Index Fund                     $ 10,001-$50,000
John E. Kerrigan     iShares Russell 1000 Index Fund                   Over $100,000            Over $100,000

                                                                                                  AGGREGATE DOLLAR RANGE
                                                                                                OF EQUITY SECURITIES IN ALL
                                                                                                  REGISTERED IINVESTMENT
                                                                                                   COMPANIES OVERSEEN BY
                                                                     DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
 NAME OF TRUSTEE/1/                       FUND                       SECURITIES IN THE FUND        INVESTMENT COMPANIES
--------------------   ------------------------------------------   ------------------------   ----------------------------
                       iShares MSCI Japan Index Fund                Over $100,000
                       iShares MSCI Pacific ex-Japan Index Fund     Over $100,000

-------
/1/The dollar range of equity securities beneficially owned by Robert H. Silver is not reflected in the table because he was appointed to serve as Independent Trustee of the Trust effective March 9, 2007.

As of December 31, 2006, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of BGFA (the Funds' investment adviser), SEI (the Funds' distributor) or any person controlling, controlled by or under control with BGFA or SEI.

COMMITTEES OF THE BOARD OF TRUSTEES.

Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees and members or chairpersons of committees of the Board. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders. However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. Prior to September 13, 2006, the Nominating and Governance Committee was known as the Nominating Committee. The Nominating Committee met three times during the calendar year ended December 31, 2006.

REMUNERATION OF TRUSTEES. The Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. During the period January 1, 2006 through December 31, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; the Trust also paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and Committee meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2006:


                                                         PENSION OR
                                   AGGREGATE             RETIREMENT                                         TOTAL
                                 COMPENSATION       BENEFITS ACCRUED AS       ESTIMATED ANNUAL          COMPENSATION
                                   FROM THE            PART OF TRUST            BENEFITS UPON          FROM THE FUNDS
 NAME OF INTERESTED TRUSTEE          TRUST              EXPENSES/1/             RETIREMENT/1/        AND FUND COMPLEX/2/
---------------------------     --------------     ---------------------     ------------------     --------------------
Lee T. Kranefuss/3/                 $     0            Not Applicable          Not Applicable             $      0
John E. Martinez                    $60,000            Not Applicable          Not Applicable             $120,000

-------
/1/No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
/2/ Includes compensation for service on the Board of Directors of iShares, Inc.
/3/ Lee Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2006:


                                   AGGREGATE              PENSION OR                                       TOTAL
                                 COMPENSATION   RETIREMENT BENEFITS ACCRUED AS   ESTIMATED ANNUAL      COMPENSATION
                                   FROM THE              PART OF TRUST             BENEFITS UPON      FROM THE FUNDS
 NAME OF INDEPENDENT TRUSTEE/1/      TRUST                EXPENSES/2/              RETIREMENT/2/    AND FUND COMPLEX/3/
------------------------------- -------------- -------------------------------- ------------------ --------------------
Richard K. Lyons/4/                 $50,869             Not Applicable            Not Applicable        $154,413/5/
George G.C. Parker                  $85,000             Not Applicable            Not Applicable        $   170,000
W. Allen Reed/6/                    $36,250             Not Applicable            Not Applicable        $    72,500
Cecilia H. Herbert                  $60,000             Not Applicable            Not Applicable        $   120,000
Charles A. Hurty                    $66,250             Not Applicable            Not Applicable        $   132,500
John E. Kerrigan                    $60,000             Not Applicable            Not Applicable        $   120,000

-------
/1/Compensation is not shown for Robert H. Silver because he was appointed to serve as Independent Trustee of the Trust effective March 9, 2007. 2No Trustee or Officer is entitled to any pension or retirement benefits from the Trust. /3/ Includes compensation for service on the Board of Directors of iShares, Inc.
/4/ Served as Trustee through November 6, 2006.
/5/Includes compensation as Trustee for BGIF and MIP, investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services.
/6/ Served as Trustee through June 30, 2006.

The Trustees and officers of the Trust collectively owned less than 1% of each of the Funds' outstanding shares as of May 31, 2007.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of May 31, 2007, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:



              FUND                                 NAME
-------------------------------     ---------------------------------      OWNERSHIP
iShares Lehman 1-3 Year Credit      Morgan Stanley DW Inc.                    5.01%
Bond Fund
                                    National Financial Services LLC           5.43%
                                    Merrill Lynch Safekeeping                 6.29%
                                    UBS Financial Services LLC                7.81%

                                                                                                PERCENTAGE OF
               FUND                                           NAME                                OWNERSHIP
---------------------------------     ----------------------------------------------------     --------------
                                      Citigroup Global Markets Inc.                                 17.96%
                                      Charles Schwab & Co., Inc.                                    23.94%
iShares Lehman 1-3 Year Treasury      Citigroup Global Markets Inc.                                  5.31%
Bond Fund
                                      Charles Schwab & Co., Inc.                                     6.35%
                                      National Financial Services LLC                                6.92%
                                      Deutsche Bank Securities Inc./Cedear                          28.91%
iShares Lehman 3-7 Year Treasury      Charles Schwab & Co., Inc.                                     5.68%
Bond Fund
                                      Citigroup Global Markets Inc.                                  6.93%
                                      Pershing LLC                                                   7.24%
                                      Fiserv Trust Company                                          11.64%
                                      The Northern Trust Company                                    37.52%
iShares Lehman 7-10 Year              Pershing LLC                                                   5.97%
Treasury Bond Fund
                                      Ameritrade, Inc.                                               6.86%
                                      Morgan Stanley DW Inc.                                         7.04%
                                      Citigroup Global Markets Inc.                                  7.37%
                                      Charles Schwab & Co., Inc.                                     8.06%
                                      National Financial Services LLC                                8.29%
                                      Merrill Lynch Safekeeping                                     10.11%
iShares Lehman 10-20 Year             National Financial Services LLC                                7.68%
Treasury Bond Fund
                                      Citigroup Global Markets Inc.                                  8.00%
                                      Raymond, James & Associates, Inc.                              8.31%
                                      Merrill Lynch, Pierce, Fenner & Smith Incorporated             8.71%
                                      First Clearing, LLC                                           11.21%
                                      Goldman Sachs Execution & Clearing, L.P.                      30.08%
iShares Lehman 20+ Year               Citigroup Global Markets Inc.                                  5.05%
Treasury Bond Fund
                                      Merrill Lynch Safekeeping                                      5.76%
                                      Charles Schwab & Co., Inc.                                     8.48%
                                      Bear, Stearns Securities Corp.                                11.04%
                                      National Financial Services LLC                               12.07%
iShares Lehman Aggregate Bond         Pershing LLC                                                   7.08%
Fund
                                      Merrill Lynch Safekeeping                                      8.38%
                                      National Financial Services LLC                                8.74%
                                      Morgan Stanley DW Inc.                                        11.11%

                                                                                               PERCENTAGE OF
              FUND                                           NAME                                OWNERSHIP
--------------------------------     ----------------------------------------------------     --------------
                                     Charles Schwab & Co., Inc.                                    11.21%
iShares Lehman Credit Bond Fund      Charles Schwab & Co., Inc.                                     7.09%
                                     First Clearing, LLC                                           17.58%
                                     Merrill Lynch Safekeeping                                     50.85%
iShares Lehman Government/           Merrill Lynch, Pierce, Fenner & Smith Incorporated             7.22%
Credit Bond Fund
                                     Bear, Stearns Securities Corp.                                12.29%
                                     Citigroup Global Markets Inc.                                 65.77%
iShares Lehman Intermediate          NBC Securities, Inc.                                           8.41%
Credit Bond Fund
                                     Merrill Lynch Safekeeping                                      8.45%
                                     Charles Schwab & Co., Inc.                                    14.96%
                                     Citigroup Global Markets Inc.                                 32.31%
iShares Lehman Intermediate          UBS Financial Services LLC                                     5.65%
Government/Credit Bond Fund
                                     RBC Dain Rauscher Inc.                                         8.31%
                                     Mellon Trust of New England, National Association              8.38%
                                     Charles Schwab & Co., Inc.                                     8.63%
                                     National Financial Services LLC                                9.03%
                                     Citigroup Global Markets Inc.                                 12.37%
                                     The Bank of New York                                          17.79%
iShares Lehman MBS Fixed-Rate        Wells Fargo Bank, National Association                         5.61%
Bond Fund
                                     First Clearing, LLC                                            9.43%
                                     Merrill Lynch Safekeeping                                     12.41%
                                     First National Bank of Omaha                                  15.00%
                                     Citigroup Global Markets Inc.                                 16.81%
                                     Merrill Lynch, Pierce, Fenner & Smith Incorporated            23.06%
iShares Lehman Short Treasury        Ameritrade, Inc.                                               5.18%
Bond Fund
                                     Merrill Lynch Safekeeping                                      6.30%
                                     Charles Schwab & Co., Inc.                                    20.67%
                                     Citigroup Global Markets Inc.                                 32.44%
iShares Lehman TIPS Bond Fund        Merrill Lynch Safekeeping                                      5.50%
                                     Pershing LLC                                                   5.60%
                                     Citigroup Global Markets Inc.                                  5.79%
                                     National Financial Services LLC                               10.03%
                                     Charles Schwab & Co., Inc.                                    13.76%

                                                                             PERCENTAGE OF
               FUND                                  NAME                      OWNERSHIP
---------------------------------     ---------------------------------     --------------
iShares iBoxx $ High Yield            Fiserv Trust Company                        6.08%
Corporate Bond Fund
                                      Charles Schwab & Co., Inc.                  6.64%
                                      Bear, Stearns Securities Corp.             15.15%
                                      First Clearing, LLC                        39.22%
iShares iBoxx $ Investment Grade      Pershing LLC                                5.49%
Corporate Bond Fund
                                      Ameritrade, Inc.                            5.52%
                                      National Financial Services LLC             5.54%
                                      Charles Schwab & Co., Inc.                  7.20%
                                      Merrill Lynch Safekeeping                   8.42%
                                      A.G. Edwards & Sons, Inc.                   9.62%
                                      Morgan Stanley DW Inc.                     11.15%

Investment Advisory, Administrative and Distribution Services INVESTMENT ADVISER. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except expense interest and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets) listed below. The following table sets forth the management fees paid by each Fund for the periods noted below:


                                                             MANAGEMENT             MANAGEMENT             MANAGEMENT
                                         MANAGEMENT       FEES PAID FISCAL       FEES PAID FISCAL       FEES PAID FISCAL
FUND                                         FEE           YEAR ENDED 2007        YEAR ENDED 2006       YEAR ENDED 2005
-----------------------------------     ------------     ------------------     ------------------     -----------------
iShares Lehman 1-3 Year Credit               0.20%           $    7,021             $      N/A             $      N/A
  Bond Fund
iShares Lehman 1-3 Year Treasury             0.15%            7,456,533              6,037,175              2,974,330
  Bond Fund
iShares Lehman 3-7 Year Treasury             0.15%                6,280                 N/A                   N/A
  Bond Fund
iShares Lehman 7-10 Year Treasury            0.15%            2,351,424              1,551,259                887,620
  Bond Fund
iShares Lehman 10-20 Year Treasury           0.15%                8,295                 N/A                   N/A
  Bond Fund
iShares Lehman 20+ Year Treasury             0.15%            1,934,743              1,148,825                615,525
  Bond Fund
iShares Lehman Aggregate Bond Fund           0.20%            8,075,422              4,530,914              1,417,514
iShares Lehman Credit Bond Fund              0.20%                6,598                 N/A                   N/A
iShares Lehman Government/Credit             0.20%                8,490                 N/A                   N/A
  Bond Fund
iShares Lehman Intermediate Credit           0.20%                6,961                 N/A                   N/A
  Bond Fund

                                                             MANAGEMENT             MANAGEMENT             MANAGEMENT
                                         MANAGEMENT       FEES PAID FISCAL       FEES PAID FISCAL       FEES PAID FISCAL
FUND                                         FEE           YEAR ENDED 2007        YEAR ENDED 2006       YEAR ENDED 2005
-----------------------------------     ------------     ------------------     ------------------     -----------------
iShares Lehman Intermediate
Government/Credit
 Bond Fund                                   0.20%                7,000                N/A                    N/A
iShares Lehman MBS Fixed-Rate Bond           0.25%               N/A                   N/A                    N/A
  Fund*
iShares Lehman Short Treasury Bond           0.15%                7,063                N/A                    N/A
  Fund
iShares Lehman TIPS Bond Fund                0.20%            7,822,759             5,549,043              2,409,057
iShares iBoxx $ High Yield                   0.50%               N/A                   N/A                    N/A
  Corporate Bond Fund*
iShares iBoxx $ Investment Grade
Corporate Bond
 Fund                                        0.15%            3,809,910             3,696,766              3,725,045

-------
*Fund had not commenced operations as of the periods covered by this table.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund's outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations may (i) prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Funds, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

PORTFOLIO MANAGERS.

Chris Mosellen and Lee Sterne are primarily responsible for the day-to-day management of the iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares Lehman Aggregate Bond Fund and the Credit Bond Funds. Joseph Kippels and Lee Sterne are primarily responsible for the day-to-day management of the Treasury Bond Funds, iShares Lehman MBS Fixed-Rate Bond Fund and iShares Lehman TIPS Bond Fund. Chris Mosellen, Joseph Kippels and Lee Sterne (collectively, the "Portfolio Managers") are primarily responsible for the day-to-day management of the Government/ Credit Bond Funds. As of February 28, 2007, the Portfolio Managers were also primarily responsible for the day-to-day management of other iShares Funds and certain other types of portfolios and/or accounts as indicated in the tables below:


CHRIS MOSELLEN
TYPES OF ACCOUNTS                      NUMBER         TOTAL ASSETS
---------------------------------     --------     -----------------
Registered Investment Companies          6          $8,331,600,000
Other Pooled Investment Vehicles         2          $9,635,100,000
Other Accounts                           8          $      200,000

CHRIS MOSELLEN
TYPES OF ACCOUNTS                       NUMBER       TOTAL ASSETS
----------------------------------     --------     -------------
Accounts with Incentive-Based Fee        N/A             N/A
  Arrangements

LEE STERNE
TYPES OF ACCOUNTS                       NUMBER         TOTAL ASSETS
----------------------------------     --------     ------------------
Registered Investment Companies           15         $21,561,500,000
Other Pooled Investment Vehicles           2         $ 3,301,200,000
Other Accounts                             5         $     1,000,000
Accounts with Incentive-Based Fee          9         $13,873,800,000
  Arrangements

JOSEPH KIPPELS
TYPES OF ACCOUNTS                            NUMBER             TOTAL ASSETS
----------------------------------     -----------------     ------------------
Registered Investment Companies                 8             $18,469,500,000
Other Pooled Investment Vehicles                7             $15,596,700,000
Other Accounts                                  6             $       100,000
Accounts with Incentive-Based Fee             N/A                    N/A
  Arrangements

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds, seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers' favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of February 28, 2007:


CHRIS MOSELLEN
                                   NUMBER OF OTHER ACCOUNTS WITH
                                     PERFORMANCE FEES MANAGED         AGGREGATE OF TOTAL ASSETS
                                   -----------------------------      -------------------------
Registered Investment Companies                 N/A                             N/A
Other Pooled Investment Vehicles                N/A                             N/A
Other Accounts                                  N/A                             N/A

LEE STERNE
                                   NUMBER OF OTHER ACCOUNTS WITH
                                     PERFORMANCE FEES MANAGED         AGGREGATE OF TOTAL ASSETS
                                   -----------------------------      -------------------------
Registered Investment Companies                 N/A                             N/A
Other Pooled Investment Vehicles                  7                        $12,534,600,000
Other Accounts                                    2                        $ 1,339,100,000

JOSEPH KIPPELS
                                   NUMBER OF OTHER ACCOUNTS WITH
                                     PERFORMANCE FEES MANAGED         AGGREGATE OF TOTAL ASSETS
                                   -----------------------------      -------------------------
Registered Investment Companies                 N/A                             N/A
Other Pooled Investment Vehicles                N/A                             N/A
Other Accounts                                  N/A                             N/A

As of February 28, 2007, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager's title, scope of responsibilities, experience and knowledge. The Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit, and an assessment of the Portfolio Manager's individual performance. The Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA Section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of February 28, 2007, the Portfolio Managers beneficially owned shares of the Funds, for which they were/are primarily responsible for the day-to-day management in the amounts reflected in the following tables:


CHRIS MOSELLEN
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Lehman 1-3 Year Credit            X
  Bond Fund
iShares Lehman 1-3 Year Treasury          X
  Bond Fund
iShares Lehman 3-7 Year Treasury          X
  Bond Fund
iShares Lehman 7-10 Year Treasury         X
  Bond Fund
iShares Lehman 10-20 Year Treasury        X
  Bond Fund
iShares Lehman 20+ Year Treasury          X
  Bond Fund
iShares Lehman Aggregate Bond Fund        X
iShares Lehman Credit Bond Fund           X
iShares Lehman Government/Credit          X
  Bond Fund
iShares Lehman Intermediate Credit        X
  Bond Fund
iShares Lehman Intermediate               X
  Government/Credit
 Bond Fund
iShares Lehman MBS Fixed-Rate Bond        X
  Fund
iShares Lehman Short Treasury Bond        X
  Fund
iShares Lehman TIPS Bond Fund             X
iShares iBoxx $ High Yield                X
  Corporate Bond Fund
iShares iBoxx $ Investment Grade          X
  Corporate Bond
 Fund



LEE STERNE
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Lehman 1-3 Year Credit            X
  Bond Fund
iShares Lehman 1-3 Year Treasury                                     X
  Bond Fund
iShares Lehman 3-7 Year Treasury          X
  Bond Fund
iShares Lehman 7-10 Year Treasury         X
  Bond Fund
iShares Lehman 10-20 Year Treasury        X
  Bond Fund
iShares Lehman 20+ Year Treasury          X
  Bond Fund
iShares Lehman Aggregate Bond Fund        X
iShares Lehman Credit Bond Fund           X
iShares Lehman Government/Credit          X
  Bond Fund

LEE STERNE
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Lehman Intermediate Credit        X
  Bond Fund
iShares Lehman Intermediate               X
  Government/Credit
 Bond Fund
iShares Lehman MBS Fixed-Rate Bond        X
  Fund
iShares Lehman Short Treasury Bond        X
  Fund
iShares Lehman TIPS Bond Fund                          X
iShares iBoxx $ High Yield
  Corporate Bond Fund
iShares iBoxx $ Investment Grade          X
  Corporate Bond
 Fund



JOSEPH KIPPELS
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Lehman 1-3 Year Credit            X
  Bond Fund
iShares Lehman 1-3 Year Treasury          X
  Bond Fund
iShares Lehman 3-7 Year Treasury          X
  Bond Fund
iShares Lehman 7-10 Year Treasury         X
  Bond Fund
iShares Lehman 10-20 Year Treasury        X
  Bond Fund
iShares Lehman 20+ Year Treasury          X
  Bond Fund
iShares Lehman Aggregate Bond Fund        X
iShares Lehman Credit Bond Fund           X
iShares Lehman Government/Credit          X
  Bond Fund
iShares Lehman Intermediate Credit        X
  Bond Fund
iShares Lehman Intermediate               X
  Government/Credit
 Bond Fund
iShares Lehman MBS Fixed-Rate Bond        X
  Fund
iShares Lehman Short Treasury Bond        X
  Fund
iShares Lehman TIPS Bond Fund             X
iShares iBoxx $ High Yield                X
  Corporate Bond Fund
iShares iBoxx $ Investment Grade          X
  Corporate Bond
 Fund


CODES OF ETHICS. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Funds. Investors Bank's principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted below:


                                             CUSTODY,               CUSTODY,               CUSTODY,
                                         ADMINISTRATION &       ADMINISTRATION &       ADMINISTRATION &
                                             TRANSFER               TRANSFER               TRANSFER
                                          AGENCY EXPENSES        AGENCY EXPENSES       AGENCY EXPENSES
                                            FISCAL YEAR            FISCAL YEAR           FISCAL YEAR
FUND                                        ENDED 2007             ENDED 2006             ENDED 2005
-----------------------------------     ------------------     ------------------     -----------------
iShares Lehman 1-3 Year Credit               $    312               $    N/A               $    N/A
  Bond Fund
iShares Lehman 1-3 Year Treasury              334,617                336,168                262,092
  Bond Fund
iShares Lehman 3-7 Year Treasury                  346                  N/A                   N/A
  Bond Fund
iShares Lehman 7-10 Year Treasury             106,990                 94,212                 83,370
  Bond Fund
iShares Lehman 10-20 Year Treasury                437                  N/A                   N/A
  Bond Fund
iShares Lehman 20+ Year Treasury               93,765                 80,617                 70,110
  Bond Fund
iShares Lehman Aggregate Bond Fund            325,006                244,118                117,501
iShares Lehman Credit Bond Fund                   141                  N/A                   N/A
iShares Lehman Government/Credit                  418                  N/A                   N/A
  Bond Fund
iShares Lehman Intermediate Credit                200                  N/A                   N/A
  Bond Fund
iShares Lehman Intermediate
Government/Credit
 Bond Fund                                        364                  N/A                   N/A
iShares Lehman MBS Fixed-Rate Bond              N/A                    N/A                   N/A
  Fund*
iShares Lehman Short Treasury Bond                447                  N/A                   N/A
  Fund
iShares Lehman TIPS Bond Fund                 259,411                234,725                158,272
iShares iBoxx $ High Yield                      N/A                    N/A                   N/A
  Corporate Bond Fund*
iShares iBoxx $ Investment Grade
Corporate Bond
 Fund                                         171,031                210,397                338,640

-------
*Fund had not commenced operations as of the periods covered by this table.

DISTRIBUTOR. SEI is the distributor of shares of the Funds. Its principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees, or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company ("DTC") participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of Fund shares, provided to each Fund during the periods noted below:


                                            COMPENSATION PAID            COMPENSATION PAID           COMPENSATION PAID
                FUND                     FISCAL YEAR ENDED 2007       FISCAL YEAR ENDED 2006       FISCAL YEAR ENDED 2005
-----------------------------------     ------------------------     ------------------------     -----------------------
iShares Lehman 1-3 Year Credit Bond     $  9,384.14                  $    N/A                     $    N/A
 Fund
iShares Lehman 1-3 Year Treasury         45,561.85                   38,817.31                    33,157.12
  Bond
 Fund
iShares Lehman 3-7 Year Treasury          9,384.14                             N/A                          N/A
  Bond
 Fund
iShares Lehman 7-10 Year Treasury        45,561.85                   38,817.31                    33,157.12
 Bond Fund
iShares Lehman 10-20 Year Treasury        9,384.14                             N/A                          N/A
 Bond Fund
iShares Lehman 20+ Year Treasury         45,561.85                   38,817.31                    33,157.12
 Bond Fund
iShares Lehman Aggregate Bond Fund       45,561.85                   38,817.31                    33,157.12
iShares Lehman Credit Bond Fund           9,384.14                             N/A                          N/A
iShares Lehman Government/Credit          9,384.14                             N/A                          N/A
 Bond Fund
iShares Lehman Intermediate Credit        9,384.14                             N/A                          N/A
 Bond Fund
iShares Lehman Intermediate               9,384.14                             N/A                          N/A
 Government/Credit Bond Fund
iShares Lehman MBS Fixed-Rate Bond                N/A                          N/A                          N/A
 Fund*
iShares Lehman Short Treasury Bond        9,384.14                             N/A                          N/A
 Fund
iShares Lehman TIPS Bond Fund            45,561.85                   38,817.31                    33,157.12
iShares iBoxx $ High Yield                        N/A                          N/A                          N/A
  Corporate
 Bond Fund*
iShares iBoxx $ Investment Grade         45,561.85                   38,817.31                    33,157.12
 Corporate Bond Fund

-------
*Fund had not commenced operations as of the periods covered by this table.

INDEX PROVIDERS. Each Fund is based upon a particular bond market index compiled by Lehman Brothers or IIC, neither of which is affiliated with the Trust, BGFA, or its affiliates, or SEI. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider. BGI has provided the applicable sub-licenses without charge to the Funds.

Brokerage Transactions
BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Purchases and sales of fixed income securities for a Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, but such transactions may be subject to mark-ups or mark-downs.

There were no brokerage commissions paid on behalf of each Fund for the fiscal years ended February 28, 2007, February 28, 2006 and February 28, 2005.

The following table sets forth the names of the Funds' "regular broker dealers," as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund's most recently completed fiscal year:


                                     FISCAL                                         MARKET VALUE
FUND                                YEAR END  ISSUER                                OF INVESTMENT
---------------------------------- ---------- ------------------------------------ --------------
iShares Lehman 1-3 Year Credit       2/28     Bank of America Corp.                 $    643,660
  Bond Fund
                                              JP Morgan Chase & Co.                      631,192
                                              Goldman Sachs Group, Inc. (The)            516,350
                                              Lehman Brothers Holdings, Inc.             392,546
                                              Merrill Lynch & Co., Inc.                  345,762
                                              Credit Suisse Group                        257,907
                                              Morgan Stanley                             195,844
                                              Bear Stearns Companies, Inc. (The)         194,190
iShares Lehman 1-3 Year Treasury     2/28     JP Morgan Chase & Co.                 $112,476,340
  Bond Fund
                                              Deutsche Bank AG                        87,258,425
                                              Credit Suisse Group                     35,992,487
                                              Merrill Lynch & Co., Inc.               19,795,836
                                              Bank of America Corp.                    4,499,054
iShares Lehman 3-7 Year Treasury     2/28     JP Morgan Chase & Co.                 $    378,487
  Bond Fund
                                              Deutsche Bank AG                           293,627
                                              Credit Suisse Group                        121,116
                                              Merrill Lynch & Co., Inc.                   66,614
                                              Bank of America Corp.                       15,139
iShares Lehman 7-10 Year Treasury    2/28     JP Morgan Chase & Co.                 $ 39,663,453
  Bond Fund
                                              Deutsche Bank AG                        30,770,653

                                      FISCAL                                         MARKET VALUE
FUND                                 YEAR END  ISSUER                                OF INVESTMENT
----------------------------------- ---------- ------------------------------------ --------------
                                               Credit Suisse Group                    12,692,326
                                               Merrill Lynch & Co., Inc.               6,980,768
                                               Bank of America Corp.                   1,586,538
iShares Lehman 10-20 Year Treasury    2/28     JP Morgan Chase & Co.                 $   851,243
  Bond Fund
                                               Deutsche Bank AG                          660,389
                                               Credit Suisse Group                       272,398
                                               Merrill Lynch & Co., Inc.                 149,819
                                               Bank of America Corp.                      34,050
iShares Lehman 20+ Year Treasury      2/28     JP Morgan Chase & Co.                 $24,595,582
  Bond Fund
                                               Deutsche Bank AG                       19,081,095
                                               Credit Suisse Group                     7,870,599
                                               Merrill Lynch & Co., Inc.               4,328,822
                                               Bank of America Corp.                     983,823
iShares Lehman Aggregate Bond Fund    2/28     JP Morgan Chase & Co.                 $87,789,926
                                               Goldman Sachs Group, Inc. (The)        52,470,405
                                               Merrill Lynch & Co., Inc.              47,915,675
                                               Bank of America Corp.                  41,622,717
                                               Morgan Stanley                         40,295,419
                                               Deutsche Bank AG                       37,259,559
                                               Credit Suisse Group                    31,472,378
                                               Lehman Brothers Holdings, Inc.         26,783,207
                                               Bear Stearns Companies, Inc. (The)     13,034,997
iShares Lehman Credit Bond Fund       2/28     Merrill Lynch & Co., Inc.             $   548,655
                                               Bank of America Corp.                     492,842
                                               Lehman Brothers Holdings, Inc.            259,878
                                               Credit Suisse Group                       297,029
                                               Goldman Sachs Group, Inc. (The)           642,525
                                               Morgan Stanley                            203,387
                                               JP Morgan Chase & Co.                     252,608
                                               Bear Stearns Companies, Inc. (The)        102,305
iShares Lehman Government/Credit      2/28     JP Morgan Chase & Co.                 $   279,783
  Bond Fund
                                               Goldman Sachs Group, Inc. (The)           252,321
                                               Merrill Lynch & Co., Inc.                 249,926
                                               Bank of America Corp.                     202,315
                                               Credit Suisse Group                       174,049
                                               Deutsche Bank AG                          138,665
                                               Lehman Brothers Holdings, Inc.            103,899
                                               Morgan Stanley                             81,355
                                               Bear Stearns Companies, Inc. (The)         40,922
iShares Lehman Intermediate Credit    2/28     Goldman Sachs Group, Inc. (The)       $   586,615
  Bond Fund
                                               Bank of America Corp.                     530,412
                                               Credit Suisse Group                       415,721

                                      FISCAL                                         MARKET VALUE
FUND                                 YEAR END  ISSUER                                OF INVESTMENT
----------------------------------- ---------- ------------------------------------ --------------
                                               JP Morgan Chase & Co.                     409,911
                                               Lehman Brothers Holdings, Inc.            407,451
                                               Merrill Lynch & Co., Inc.                 403,501
                                               Morgan Stanley                            360,552
                                               Bear Stearns Companies, Inc. (The)        204,609
iShares Lehman Intermediate           2/28     JP Morgan Chase & Co.                 $   362,073
  Government/Credit Bond Fund
                                               Credit Suisse Group                       221,093
                                               Goldman Sachs Group, Inc. (The)           219,006
                                               Bank of America Corp.                     203,543
                                               Merrill Lynch & Co., Inc.                 184,288
                                               Deutsche Bank AG                          161,641
                                               Lehman Brothers Holdings, Inc.            150,756
                                               Morgan Stanley                            133,616
                                               Bear Stearns Companies, Inc. (The)         75,705
iShares Lehman Short Treasury Bond    2/28     JP Morgan Chase & Co.                 $   365,228
  Fund
                                               Deutsche Bank AG                          283,341
                                               Credit Suisse Group                       116,873
                                               Merrill Lynch & Co., Inc.                  64,280
                                               Bank of America Corp.                      14,609
iShares Lehman TIPS Bond Fund         2/28     JP Morgan Chase & Co.                 $78,611,406
                                               Deutsche Bank AG                       60,986,225
                                               Credit Suisse Group                    25,155,691
                                               Merrill Lynch & Co., Inc.              13,835,607
                                               Bank of America Corp.                   3,144,456
iShares iBoxx $ Investment Grade      2/28     Merrill Lynch & Co., Inc.             $85,470,525
  Corporate Bond Fund
                                               Goldman Sachs Group, Inc. (The)        85,174,341
                                               Morgan Stanley                         56,829,201
                                               JP Morgan Chase & Co.                  56,234,441
                                               Bank of America Corp.                  55,644,603
                                               Credit Suisse Group                    55,223,841
                                               Lehman Brothers Holdings, Inc.         53,695,425
                                               Bear Stearns Companies, Inc. (The)     28,159,411

The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

 Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for each Treasury Fund and the iShares Lehman TIPS Bond Fund is expected to be under 50% and for the iShares iBoxx $ Investment Grade Corporate Bond Fund is expected to be approximately 70%. The portfolio turnover rate for that portion of the iShares Lehman Aggregate Bond Fund invested through TBA transactions is expected to be substantially higher because TBA positions are rolled every month. Higher turnover rates would likely result in comparatively greater transaction costs.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted:


                                         FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                     FEBRUARY 28, 2007       FEBRUARY 28, 2006
-----------------------------------     -------------------     ------------------
iShares Lehman 1-3 Year Credit                   13%                   N/A
  Bond Fund
iShares Lehman 1-3 Year Treasury                 64%                     83%
  Bond Fund
iShares Lehman 3-7 Year Treasury                  2%                   N/A
  Bond Fund
iShares Lehman 7-10 Year Treasury                45%                     94%
  Bond Fund
iShares Lehman 10-20 Year Treasury                0%                   N/A
  Bond Fund
iShares Lehman 20+ Year Treasury                 25%                     25%
  Bond Fund
iShares Lehman Aggregate Bond Fund              483%                    456%
iShares Lehman Credit Bond Fund                   4%                   N/A
iShares Lehman Government/Credit                 10%                   N/A
  Bond Fund
iShares Lehman Intermediate Credit                4%                   N/A
  Bond Fund
iShares Lehman Intermediate                       2%                   N/A
  Government/Credit Bond Fund
iShares Lehman MBS Fixed-Rate Bond             N/A                     N/A
  Fund/1/
iShares Lehman Short Treasury Bond               30%                   N/A
  Fund
iShares Lehman TIPS Bond Fund                    17%                     13%
iShares iBoxx $ High Yield                     N/A                     N/A
  Corporate Bond Fund/1/
iShares iBoxx $ Investment Grade                 89%                     71%
  Corporate Bond Fund/2/

-------
1     Fund had not commenced operations as of the periods covered by this table.

2     Increase in turnover rate was primarily due to increased turnover in the
Fund's Underlying Index due to methodology changes.



Additional Information Concerning the Trust
SHARES. The Trust currently is comprised of over 100 Funds. The Trust issues shares of beneficial interests in each Fund, with no par value. The Board may designate additional iShares Funds.

Each share issued by a Fund has a PRO RATA interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgating there under. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

TERMINATION OF THE TRUST OR A FUND. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC ACTS AS SECURITIES DEPOSITORY FOR THE SHARES OF THE FUNDS. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Funds at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


Creation and Redemption of Creation Unit Aggregations
CREATION. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any business day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (I.E., the Deposit Securities), which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's Underlying Index and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (I.E., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (I.E., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments, corporate action events and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust intends to require the substitution of an amount of cash (I.E., a "cash-in-lieu" amount) to replace any Deposit Security of the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund that is a TBA transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. The Trust reserves the right to permit or require the substitution of an amount of cash (I.E., a "cash-in-lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC. The Trust also reserves the right to permit or require a "cash-in-lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant who has executed a Participant Agreement that has been delivered to the Fund and accepted by the Distributor is referred to as "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of a Fund must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of each Fund as next determined on such date after receipt of the order in proper form. Orders to create Creation Unit Aggregations of the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund and orders requesting substitution of a "cash-in-lieu" amount generally must be received by the Distributor no later than 2:00 p.m. Eastern time. On days when a Listing Exchange or the bond markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday), orders to create a Creation Unit Aggregation of the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund and orders requesting substitution of a "cash-in-lieu" amount must be received by the Distributor no later than 11:00 a.m. Eastern time. In addition, orders to purchase shares of the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund will not be accepted on any day when the bond markets are closed. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order (E.G., to provide for payments of cash), when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

PLACEMENT OF CREATION ORDERS FOR THE FUNDS. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 3:00 p.m., Eastern time, on the Settlement Date. The "Settlement Date" for all Funds (other than the iShares Lehman TIPS Bond Fund) is generally the third business day after the Transmittal Date. The Settlement Date for the iShares Lehman TIPS Bond Fund is generally the first business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit").

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with Investors Bank by 3:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC's Continuous Net Settlement, Federal Reserve, Investors Bank or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase transaction fee is imposed for the transfer and other transaction costs of the Funds associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional variable charge for cash purchases on the "cash-in-lieu" portion of its investment. The following tables set forth the standard creation transaction fee for each Fund:


                                         STANDARD CREATION
FUND                                      TRANSACTION FEE*
-----------------------------------     -------------------
iShares Lehman 1-3 Year Credit                  $500
  Bond Fund
iShares Lehman 1-3 Year Treasury                N/A
  Bond Fund
iShares Lehman 3-7 Year Treasury                $500
  Bond Fund
iShares Lehman 7-10 Year Treasury               N/A
  Bond Fund
iShares Lehman 10-20 Year Treasury              $500
  Bond Fund
iShares Lehman 20+ Year Treasury                N/A
  Bond Fund

                                         STANDARD CREATION
FUND                                      TRANSACTION FEE*
-----------------------------------     -------------------
iShares Lehman Aggregate Bond Fund              $500
iShares Lehman Credit Bond Fund                 $500
iShares Lehman Government/Credit                $500
  Bond Fund
iShares Lehman Intermediate Credit              $500
  Bond Fund
iShares Lehman Intermediate                     $500
  Government/Credit Bond Fund
iShares Lehman MBS Fixed-Rate Bond              $500
  Fund
iShares Lehman Short Treasury Bond              $500
  Fund
iShares Lehman TIPS Bond Fund                   N/A
iShares iBoxx $ High Yield                      $500
  Corporate Bond Fund
iShares iBoxx $ Investment Grade                $500
  Corporate Bond Fund

-------
*Ifa Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation transaction fee.

                                                              MAXIMUM ADDITIONAL
                                           IN-KIND AND        VARIABLE CHARGE FOR
FUND                                     CASH PURCHASES         CASH PURCHASES*
-----------------------------------     ----------------     --------------------
iShares Lehman Aggregate Bond Fund            $ 500          **
iShares Lehman MBS Fixed-Rate Bond            $ 500          **
  Fund

*As a percentage of the value of amount invested.
** The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities, which will not exceed 2.00%.

REDEMPTION OF SHARES IN CREATION UNITS AGGREGATIONS. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund securities ("Fund Securities") received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities - as announced on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee listed below. Notwithstanding the foregoing, the Trust will substitute a "cash-in-lieu" amount to replace any Fund Security of the iShares Lehman Aggregate Bond Fund or iShares Lehman MBS Fixed-Rate Bond Fund that is a TBA transaction. The amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit

Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The following tables set forth the standard redemption transaction fee for each Fund:


                                         STANDARD REDEMPTION
FUND                                      TRANSACTION FEE*
-----------------------------------     --------------------
iShares Lehman 1-3 Year Credit                  $500
  Bond Fund
iShares Lehman 1-3 Year Treasury                 N/A
  Bond Fund
iShares Lehman 3-7 Year Treasury                $500
  Bond Fund
iShares Lehman 7-10 Year Treasury                N/A
  Bond Fund
iShares Lehman 10-20 Year Treasury              $500
  Bond Fund
iShares Lehman 20+ Year Treasury                 N/A
  Bond Fund
iShares Lehman Aggregate Bond Fund              $500
iShares Lehman Credit Bond Fund                 $500
iShares Lehman Government/Credit                $500
  Bond Fund
iShares Lehman Intermediate Credit              $500
  Bond Fund
iShares Lehman Intermediate                     $500
  Government/Credit Bond Fund
iShares Lehman MBS Fixed-Rate Bond              $500
  Fund
iShares Lehman Short Treasury Bond              $500
  Fund
iShares Lehman TIPS Bond Fund                    N/A
iShares iBoxx $ High Yield                      $500
  Corporate Bond Fund
iShares iBoxx $ Investment Grade                $500
  Corporate Bond Fund

-------

* If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard redemption transaction fee.

                                                                MAXIMUM ADDITIONAL
                                            IN-KIND AND         VARIABLE CHARGE FOR
FUND                                     CASH REDEMPTIONS        CASH REDEMPTIONS*
-----------------------------------     ------------------     --------------------
iShares Lehman Aggregate Bond Fund             $ 500           **
iShares Lehman MBS Fixed-Rate Bond             $ 500           **
  Fund

*As a percentage of the value of amount invested.
** The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities, which will not exceed 2.00%.

PLACEMENT OF REDEMPTION ORDERS FOR THE FUNDS. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m., Eastern time, on such Transmittal Date, except as described below; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Orders to redeem Creation Unit Aggregations of the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund or orders requesting substitution of a "cash-in-lieu" amount generally must be received no later than 2:00 p.m. Eastern time. On days when a Listing Exchange or the bond markets close earlier than normal, the Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders to redeem a Creation Unit Aggregation of the iShares Lehman Aggregate Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund and orders requesting substitution of a "cash-in-lieu" amount must be received by the Distributor no later than 11:00 a.m. Eastern time. In addition, orders to redeem shares of the iShares Lehman Aggregate Bond Fund will not be accepted on any day when the bond markets are closed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105% of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Investors Bank prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of shares of the relevant Fund are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 105% of the missing shares (marked to market daily).


If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes
REGULATED INVESTMENT COMPANY QUALIFICATIONS. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer, or of two or more issuers of which 20% or more of the voting securities are held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other RIC) or the securities of one or more qualified publicly traded partnerships. A Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local, or foreign income, franchise or withholding tax liabilities.

TAXATION OF RICS. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (I.E., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (I.E., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

EXCISE TAX. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

A Fund's transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the IRC (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

A Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund were to elect otherwise.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

TAXATION OF U.S. SHAREHOLDERS. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in the shares of the Fund, and as a capital gain thereafter (if the shareholder holds such shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

SALES OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.
If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (E.G., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

BACK-UP WITHHOLDING. In certain cases, a Fund will be required to withhold at the applicable withholding rate, currently 28%, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS; (3) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

SECTIONS 351 AND 362. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

FOREIGN INCOME TAXES. A Fund may be subject to foreign income taxes withheld from distributions it receives on its foreign securities. It is unlikely that such Fund will be permitted to "pass through" these foreign taxes to its shareholders. Accordingly, the Fund may either take a deduction for the foreign taxes it has paid in computing its investment company taxable income or credit the foreign taxes against its U.S. federal income tax liability, if any.

ORIGINAL ISSUE DISCOUNT. Special federal income tax rules apply to the inflation-indexed bonds. Generally, all stated interest on such bonds is taken into income by the Fund under its regular method of accounting for interest income. The amount of a positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as original issue discount ("OID"). The OID is included in the Fund's gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of the Fund's OID in a taxable year with respect to a bond will increase the Fund's taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustment, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated, interest, OID, and market discount, if any) otherwise includible in the Fund's income with respect to the bond for the taxable year.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares of a Fund should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

REPORTING. If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

NET CAPITAL LOSS CARRYFORWARDS. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of February 28, 2007, the tax year-end for the Funds listed:


FUND                                 EXPIRING 2012   EXPIRING 2013   EXPIRING 2014   EXPIRING 2015       TOTAL
----------------------------------- --------------- --------------- --------------- --------------- --------------
iShares Lehman 1-3 Year Treasury            $11,523    $2,648,872     $22,017,499     $34,458,320    $59,136,214
  Bond
 Fund
iShares Lehman 20+ Year Treasury    2,218,753                   -       1,105,659       4,724,131      8,048,543
  Bond
 Fund
iShares Lehman 7-10 Year Treasury   3,648,187                   -       6,717,418      25,669,768     36,035,373
  Bond
 Fund
iShares Lehman Aggregate Bond Fund          -           1,089,293       4,420,413      16,516,253     22,025,959
iShares Lehman TIPS Bond Fund               -           2,389,570         512,591      13,253,242     16,155,403
iShares iBoxx $ Investment Grade            -           4,185,823       7,993,294      68,185,543     80,364,660
 Corporate Bond Fund

Financial Statements
Each of the Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.


Miscellaneous Information
COUNSEL. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust, audits the Funds' financial statements and may perform other services.

SHAREHOLDER COMMUNICATIONS TO THE BOARD. Shareholders may make inquiries by writing to the Trust, c/o the Distributor, One Freedom Valley Drive, Oaks, PA 19456. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Shareholders' communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

Appendix A

                      DESCRIPTION OF CORPORATE BOND RATINGS
The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (i. e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT

Moody's short- term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

     . Leading market positions in well established industries.

     . High rates of return on funds employeds.
       Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred-and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. " AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

HIGH YIELD BOND RATINGS

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, AND C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, AND D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

C: High default risk. Default is a real possibility Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F-l".


"NR" indicates that Fitch does not rate the issuer or issue in question

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments
                                 iShares Trust
                       File Nos. 333-92935 and 811-09729
                                    Part C
                               Other Information

Item 23. Exhibits:                                                   PEA # 83

Exhibit
Number  Description
------- ----------------------------------------------------------------------

 (a) Agreement and Declaration of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006 ("PEA No. 53").

 (a.1) Restated Certificate of Trust, dated September 13, 2006 is incorporated herein by reference to PEA No. 53.

 (b) Amended and Restated By-Laws, dated December 8, 2006 are incorporated herein by reference to Post-Effective Amendment No. 74, filed March 23, 2007 ("PEA No. 74").

 (c)    Not applicable.

 (d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors ("BGFA") is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 ("PEA No. 2").

 (d.2) Schedule A to the Investment Advisory Agreement between the Trust and BGFA is filed herein.

 (e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company ("SEI") is incorporated herein by reference to PEA No. 2.

 (e.2) Exhibit A to the Distribution Agreement between the Trust and SEI is filed herein.

 (f)    Not applicable.

 (g.1) Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT") is incorporated herein by reference to PEA No. 2.

 (g.2) Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 ("PEA No. 45").

 (g.3) Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

 (g.4) Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

 (g.5) Appendix A to the Custodian Agreement between the Trust and IBT is incorporated herein by reference to Post-Effective Amendment No. 82, filed June 11, 2007 ("PEA No. 82").

 (h.1) Securities Lending Agency Agreement, dated April 2, 2007, between the Trust and iShares, Inc. and Barclays Global Investors (" BGI") is incorporated herein by reference to Post-Effective Amendment No. 78, filed April 23, 2007 ("PEA No. 78").

 (h.2) Appendix A to Securities Lending Agency Agreement between BGI and the Trust is filed herein.

 (h.3) Delegation Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

 (h.4) Administration Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

 (h.5) Appendix A to the Administration Agreement between the Trust and IBT is incorporated herein by reference to PEA No. 82.

 (h.6) Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

Exhibit
Number  Description
------- -----------------------------------------------------------------------
(h.7) Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.8) Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to Post-Effective Amendment No. 75, filed March 26, 2007.

(h.9) Transfer Agency and Service Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

(h.10) Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT is incorporated herein by reference to PEA No. 82.

(h.11) Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.12) Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.13) Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.14) Sublicense Agreement between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to PEA No. 2.

(h.15) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to Exhibit (h.6) to Post-Effective Amendment No. 37, filed June 6, 2005 ("PEA No. 37").

(h.16) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to PEA No. 53.

(h.17) Sublicense Agreement between BGI and the Trust for iShares S&P Funds to be filed by amendment.

(h.18) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

(h.19) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA No. 43").

(h.20) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds to be filed by amendment.

(h.21) Sublicense Agreement between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.22) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

(h.23) Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.24) Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.25) Sublicense Agreement between BGI and the Trust for iShares S&P GSSI/GSTI Funds to be filed by amendment.

(h.26) Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers

Exhibit
Number  Description
------- ----------------------------------------------------------------------
        Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

(h.27) Sublicense Agreement between BGI and the Trust for iShares iBoxx $ High Yield Corporate Bond Index Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund to be filed by amendment.

(h.28) Sublicense Agreement between BGI and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.29) Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.30) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.31) Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.32) Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.33) Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.34) Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.35) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Exhibit (h.32) to Post-Effective Amendment No. 67, filed January 5, 2007.

(h.36) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to Exhibit (h.22) to Post-Effective Amendment No. 40, filed August 24, 2005.

(h.37) Sublicense Agreement between BGI and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund to be filed by amendment.

(h.38) Sublicense Agreement between BGI and the Trust for FTSE/NAREIT Funds to be filed by amendment.

(i.1) Legal Opinion and Consent of Richards, Layton & Finger P.A. is filed herein.

(j)     Consent of PricewaterhouseCoopers, LLP is filed herein.

(k)     Not applicable.

(l.1) Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

(l.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)     Not applicable.

(n)     Not applicable.

(o)     Not applicable.

(p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005.

Exhibit
Number  Description
------- ----------------------------------------------------------------------
 (p.2)  BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

 (p.3)  Code of Ethics for SEI is incorporated herein by reference to PEA No.
        45.

 (q.1) Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed on April 27, 2007.

 (q.2) Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43.

 (q.3) Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

 (q.4) Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to PEA No. 53.

Item 24. Persons Controlled By or Under Common Control with Registrant:

                                                                  Percentage of
Fund                                                                Ownership
----                                                              -------------
iShares Dow Jones U.S. Aerospace & Defense Index Fund
Merrill Lynch Safekeeping                                             27.34%

iShares iBoxx $ High Yield Corporate Bond Fund
First Clearing, LLC                                                   39.22%

iShares Lehman 1-3 Year Treasury Bond Fund
Deutsche Bank Securities Inc./Cedear                                  28.91%

iShares Lehman 10-20 Year Treasury Bond Fund
Goldman Sachs Execution & Clearing, L.P.                              30.08%

iShares Lehman 3-7 Year Treasury Bond Fund
The Northern Trust Company                                            37.52%

iShares Lehman Credit Bond Fund
Merrill Lynch Safekeeping                                             50.85%

iShares Lehman Government/Credit Bond Index Fund
Citigroup Global Markets Inc.                                         65.77%

iShares Lehman Intermediate Credit Bond Fund
Citigroup Global Markets Inc.                                         32.31%

iShares Lehman Short Treasury Bond Fund
Citigroup Global Markets Inc.                                         32.44%

iShares Morningstar Mid Growth Index Fund
First Clearing, LLC                                                   45.12%

iShares NYSE 100 Index Fund
First Clearing, LLC                                                   76.00%

iShares Russell 1000 Index Fund
Charles Schwab & Co., Inc.                                            27.22%

iShares S&P Global Consumer Discretionary Sector Index Fund
Goldman Sachs Execution & Clearing, L.P.                              64.58%

iShares S&P Global Industrials Sector Index Fund
Charles Schwab & Co., Inc.                                            25.53%

iShares S&P Global Materials Sector Index Fund
Brown Brothers Harriman & Co.                                         27.33%

Item 25. Indemnification:

The Trust (also referred to in this section as the "Fund") is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that IBT shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administration Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administration Agreement, provided that IBT's indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Custodian Agreement provides that IBT shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT's indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Distribution Agreement provides that the SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund's registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading,
(c) arising out of SEI's
breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI's failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an "Indemnified Party") from and against any loss, liability, cost and expense (including attorneys' fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that BGI shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BGFA from any and all loss, liability, costs, damages, actions, and claims ("Loss") to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI's indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position   Principal Business(es) During the Last Two Fiscal Years
-----------------   ----------------------------------------------------------
Blake Grossman      Director and Chairman of the Board of Directors of BGFA
Chairman            and Chief Executive Officer and Director of BGI, 45
                    Fremont Street, San Francisco, CA 94105

Frank Ryan          Chief Financial Officer of BGFA and Chief Financial
Officer             Officer and Cashier of BGI, 45 Fremont Street, San
                    Francisco, CA 94105

Rohit Bhagat        Director and Chief Operating Officer of BGFA and BGI, 45
Director            Fremont Street, San Francisco, CA 94105

Item 27. Principal Underwriters:

(i) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

   Registrant's distributor, SEI Investments Distribution Co. ("SEI") acts as distributor for:

SEI Daily Income Trust                                 July 15, 1982
SEI Liquid Asset Trust                                 November 29, 1982
SEI Tax Exempt Trust                                   December 3, 1982
SEI Index Funds                                        July 10, 1985
SEI Institutional Managed Trust                        January 22, 1987
SEI Institutional International Trust                  August 30, 1988
The Advisors' Inner Circle Fund                        November 14, 1991
The Advisors' Inner Circle Fund II                     January 28, 1993
Bishop Street Funds                                    January 27, 1995
SEI Asset Allocation Trust                             April 1, 1996
SEI Institutional Investments Trust                    June 14, 1996
HighMark Funds                                         February 15, 1997
Oak Associates Funds                                   February 27, 1998
CNI Charter Funds                                      April 1, 1999
iShares Inc.                                           January 28, 2000
JohnsonFamily Funds, Inc.                              November 1, 2000
Causeway Capital Management Trust                      September 20, 2001
The Japan Fund, Inc.                                   October 7, 2002
Barclays Global Investors Funds                        March 31, 2003
The Arbitrage Funds                                    May 17, 2005
The Turner Funds                                       January 1, 2006
ProShares Trust                                        November 14, 2005
Community Reinvestment Act Qualified Investment Fund   January 8. 2007

   SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                                                          Positions and Offices
Name                 Position and Office with Underwriter    with Registrant
----                 ------------------------------------ ---------------------
William M. Doran     Director                                      --
Edward D. Loughlin   Director                                      --
Wayne M. Withrow     Director                                      --
Kevin Barr           President & Chief Executive Officer           --
Maxine Chou          Chief Financial Officer & Treasurer           --
Thomas Rodman        Chief Operations Officer                      --
John Munch           General Counsel & Secretary                   --
Karen LaTourette     Chief Compliance Officer,
                     Anti-Money Laundering Officer &
                     Assistant Secretary                           --
Mark J. Held         Senior Vice President                         --
Lori L. White        Vice President & Assistant Secretary          --
Robert Silvestri     Vice President                                --

                                                          Positions and Offices
Name                 Position and Office with Underwriter    with Registrant
----                 ------------------------------------ ---------------------
John Coary           Vice President & Assistant Secretary          --
Michael Farrell      Vice President                                --
Mark McManus         Vice President                                --

(c) Not applicable.

Item 28. Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by
Section 31(a) of the 1940 Act and the rules thereunder (collectively, the "Records") at the offices of IBT, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as investment adviser at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

Item 30. Undertakings:

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 83 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of June, 2007.

                                              By:
                                                  -----------------------------
                                                  Lee T. Kranefuss*
                                                  President

                                                  Date: June 28, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 83 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                              By:
                                                  -----------------------------
                                                  Lee T. Kranefuss*
                                                  Trustee and President

                                                  Date: June 28, 2007


                                                  -----------------------------
                                                  John E. Martinez*
                                                  Trustee

                                                  Date: June 28, 2007


                                                  -----------------------------
                                                  George G. C. Parker*
                                                  Trustee

                                                  Date: June 28, 2007


                                                  -----------------------------
                                                  Cecilia H. Herbert*
                                                  Trustee

                                                  Date: June 28, 2007


                                                  -----------------------------
                                                  Charles A. Hurty*
                                                  Trustee

                                                  Date: June 28, 2007


                                                  -----------------------------
                                                  John E. Kerrigan*
                                                  Trustee

                                                  Date: June 28, 2007

                                                  -----------------------------
                                                  Robert H. Silver*
                                                  Trustee

                                                  Date: June 28, 2007

                                                  /s/ Michael Latham
                                                  -----------------------------
                                                  Michael Latham
                                                  Treasurer

                                                  Date: June 28, 2007

                                             *By: /s/ Michael Latham
                                                  -----------------------------
                                                  Michael Latham
                                                  Attorney in fact

                                                  Date: June 28, 2007
--------
* Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007. Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53. Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA
  No. 43"). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

Exhibit Index

(d.2)   Schedule A to the Investment Advisory Agreement between the Trust and
        BGFA.

(e.2)   Exhibit A to the Distribution Agreement between the Trust and SEI.

(h.2)   Appendix A to Securities Lending Agency Agreement between BGI and the
        Trust.

(i.1)   Legal opinion and consent of Richards, Layton & Finger P.A.

(j)     Consent of PricewaterhouseCoopers, LLP